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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number             811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:         10/31

Date of reporting period:      7/31/12

Item 1.  Schedule of Investments.

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us IBRA-QTR-1 07/12 Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2012

(Unaudited)

	Principal Amount	Value

U.S. Treasury Bills–17.28%(a)
0.07%, 08/09/12(b)	$284,200,000	$284,197,642
0.08%, 08/09/12(b)	93,500,000	93,499,212
0.09%, 08/09/12(b)	100,000,000	99,999,014
0.11%, 08/09/12(b)	45,000,000	44,999,501
0.05%, 08/23/12(b)	140,000,000	139,995,734
0.06%, 08/23/12(b)	56,300,000	56,298,326
0.08%, 08/23/12(b)	100,000,000	99,996,953
0.10%, 08/23/12(b)	200,000,000	199,993,865
0.12%, 01/10/13	346,000,000	345,809,368
Total U.S. Treasury Bills (Cost $1,364,776,560)		1,364,789,615

	Shares	Value

Money Market Funds–76.16%
Liquid Assets Portfolio- Institutional Class (c)	1,566,494,350	$1,566,494,350
Premier Portfolio-Institutional Class (c)	1,566,494,350	1,566,494,350
STIC (Global Series) PLC (Ireland) – U.S. Dollar Liquidity Portfolio – Institutional Class (c)	1,282,054,938	1,282,054,938
Treasury Portfolio-Institutional Class (c)	1,600,071,851	1,600,071,851
Total Money Market Funds (Cost $6,015,115,489)		6,015,115,489
TOTAL INVESTMENTS–93.44% (Cost $7,379,892,049)		7,379,905,104
OTHER ASSETS LESS LIABILITIES–6.56%		518,173,700
NET ASSETS–100.00%		$7,898,078,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1E, 1F and Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	9,380	September-2012	$1,238,409,471	$(956,315)
Brent Crude	995	October-2012	103,320,800	7,732,832
Canada 10 Year Bonds	7,990	September-2012	1,106,810,169	12,647,971
Dow Jones Euro Stoxx 50	16,200	September-2012	463,914,994	29,510,724
E-Mini S&P 500 Index	6,250	September-2012	429,562,500	14,084,100
Euro Bonds	6,070	September-2012	1,079,461,831	(29,942)
FTSE 100 Index	4,880	September-2012	428,770,649	9,224,112
Gas Oil (Ice)	1,015	August-2012	91,984,375	6,695,155
Gas Oil (Ice)	235	September-2012	21,302,750	1,115,295
Hang Seng Index	2,150	August-2012	273,290,047	13,686,387
Heating Oil	600	September-2012	71,769,600	4,569,648
Japan 10 Year Bonds	575	September-2012	1,059,845,770	4,265,886
LME Copper	2,085	September-2012	394,117,125	(170,839)
LME Primary Aluminum	1,730	August-2012	80,434,188	(1,444,516)
Long Gilt	6,400	September-2012	1,222,544,154	31,543,493
Reformulated Blendstock for Oxygenate Blending Gasoline	910	September-2012	106,033,746	13,743,789
Russell 2000 Mini Index	4,350	September-2012	341,301,000	5,700,066
Silver	1,578	September-2012	220,241,460	7,885,271
Soybean	2,860	November-2012	234,663,000	34,328,293
Tokyo Price Index	5,250	September-2012	493,216,434	7,021,780
U.S. Treasury 30 Year Bonds	3,565	September-2012	538,426,406	11,584,331
Total Future Contracts			$9,999,420,469	$212,737,521

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Bank of America Securities LLC	1,339,000	December-2012	$272,769,966	$950,824
Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	256,500	December-2012	213,357,110	14,306,596
Receive a return equal to Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	37,800	July-2013	21,748,419	(299,720)
Receive a return equal to Barclays Gold Excess Return Index and pay the product of (i) 0.22% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	309,500	April-2013	115,554,734	1,324,660
Receive a return equal to Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	98,000	April-2013	13,280,724	310,602
Receive a return equal to S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs & Co.	257,200	April-2013	110,490,265	7,194,681
Receive a return equal to LIFFE Long Gilt Futures Contract multiplied by 0.01% of the Notional Value	Goldman Sachs & Co.	5	September-2012	955,113	27,784
Total Swap Agreements				$748,156,331	$23,815,427

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                         Invesco Balanced-Risk Allocation Fund

A.	Security Valuation – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market.

                                         Invesco Balanced-Risk Allocation Fund

D.	Futures Contracts – (continued)

If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations.

                                         Invesco Balanced-Risk Allocation Fund

E.	Swap Agreements – (continued)

The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

F.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$6,015,115,489	$—	$—	$6,015,115,489
U.S. Treasury Securities	—	1,364,789,615	—	1,364,789,615
	6,015,115,489	1,364,789,615	—	7,379,905,104
Futures*	212,737,521	—	—	212,737,521
Swap Agreements*	27,784	23,787,643	—	23,815,427
Total Investments	$6,227,880,794	$1,388,577,258	$—	$7,616,458,052

* Unrealized appreciation (depreciation).

                                         Invesco Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity risk
Futures contracts (a)	$76,070,283	$(1,615,355)
Swap agreements (a)	24,087,363	(299,720)
Interest rate risk
Futures contracts (a)	60,041,681	(986,257)
Swap agreements (a)	27,784	—
Market risk
Futures contracts (a)	79,227,169	—
	$239,454,280	$(2,901,332)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.

Effect of Derivative Instruments for the nine months ended July 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(70,940,696)	$105,522,701
Interest rate risk	273,738,975	14,835,504
Market risk	(9,275,819)	—
Change in Unrealized Appreciation
Commodity risk	$32,873,460	$25,993,062
Interest rate risk	67,772,376	2,225,636
Market risk	38,185,014	—
Total	$332,353,310	$148,576,903

* The average notional value of futures and swap agreements outstanding during the period was $7,105,693,511 and $738,772,942, respectively.

                                         Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $70,755,422 and $153,058,642, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,055
Aggregate unrealized (depreciation) of investment securities	(16,065,244)
Net unrealized appreciation (depreciation) of investment securities	$(16,052,189)
Cost of investments for tax purposes is $7,395,957,293.

NOTE 5 – Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us BRCS-QTR-1 07/12 Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–54.25%

U.S. Treasury Bills (a)(b)	0.11%	08/23/12	$8,000,000	$7,999,756
U.S. Treasury Bills (a)(b)	0.12%	08/23/12	20,000,000	19,999,391
U.S. Treasury Bills (a)	0.13%	08/23/12	100,000,000	99,996,953
U.S. Treasury Bills (a)	0.14%	08/23/12	80,000,000	79,997,562
U.S. Treasury Bills (a)(b)	0.12%	01/10/13	98,500,000	98,445,731
U.S. Treasury Bills (a)(b)	0.13%	01/10/13	12,000,000	11,993,389
U.S. Treasury Bills (a)(b)	0.14%	01/10/13	10,000,000	9,994,490
Total U.S. Treasury Securities (Cost $328,416,145)				328,427,272

		Expiration Date
Commodity-Linked Securities–3.69%

Barclays Bank PLC,
Series 1, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom) (c)		07/29/13	4,550,000	5,064,881
Series 3, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (c)		07/29/13	9,833,000	10,576,891
Series 5, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (c)		07/29/13	5,350,000	6,711,452
Total Commodity-Linked Securities (Cost $19,733,000)				22,353,224

			Shares
Exchange Traded Funds–3.63%

PowerShares DB Gold Fund (Cost $22,498,709) (d)			395,000	21,969,900

Money Market Funds–35.08%

Liquid Assets Portfolio—Institutional Class (e)			83,343,371	83,343,371
Premier Portfolio—Institutional Class (e)			83,343,371	83,343,371
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (e)			45,649,348	45,649,348
Total Money Market Funds(Cost $212,336,090)				212,336,090
TOTAL INVESTMENTS–96.65% (Cost $582,983,944)				585,086,486
OTHER ASSETS LESS LIABILITIES–3.35%				20,251,103
NET ASSETS–100.00%				$605,337,589

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1F and Note 3.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $22,353,224, which represented 3.69% of the Fund’s Net Assets.

(d)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2012 represented 3.63% of the Fund’s Net Assets. See Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Corn	324	December-2012	$13,045,050	$2,433,526
European Gasoil (ICE)	212	August-2012	19,212,500	1,168,527
New York Harbor (RBOB) Gasoline	163	September-2012	18,992,858	2,526,802
Soybean	814	November-2012	66,788,700	10,729,926
Wheat	297	December-2012	13,402,125	1,743,662
Subtotal			$131,441,233	$18,602,443
Short Contracts
Coffee C	195	September-2012	(12,753,000)	(1,087,677)
Cotton No. 2	418	December-2012	(14,910,060)	(53,179)
Subtotal			$(27,663,060)	$(1,140,856)
Total			$103,778,173	$17,461,587

Swap Agreements	Counterparty	Termination Date
Long Agreements
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	November-2012	$64,334,102	$6,090,459
Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	27,508,874	(238,179)
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	16,604,899	166,353
Receive a return equal to the Barclays Heating Oil Roll Yield Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	17,393,056	200,618
Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	4,065,528	95,082
Receive a return equal to the Barclays Capital Live Cattle 3 Month Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	59,708,461	(982,405)
Receive a return equal to the Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	11,996,151	(165,321)
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Merrill Lynch International	November-2012	82,543,980	287,733
Receive a return equal to the Dow Jones-UBS Silver Sub-IndexSM and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	June-2013	59,115,437	1,283,101
Receive a return equal to the Merrill Lynch Commodity Index Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365	Merrill Lynch International	May-2013	22,360,096	(431,945)
Receive a return equal to the Merrill Lynch Commodity Index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365	Merrill Lynch International	November-2012	51,499,127	(814,356)
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	34,143,341	631,762
Receive a return equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	47,498,648	1,815,524

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Long Agreements–(continued)	Counterparty	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the S&P GSCI Natural Gas 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	$2,048,351	$215,769
Subtotal Long Agreements				$8,154,195
Short Agreements
Pay a floating rate equal to the Barclays WTI Crude Roll Yield Excess Return Index and receive the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	April-2013	24,402,402	266,982
Pay a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	33,834,616	(1,283,624)
Pay a floating rate equal to the S&P GSCI Gasoil 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	43,788,117	(2,174,552)
Pay a floating rate equal to the S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	April-2013	7,166,956	(393,271)
Subtotal Short Agreements				$(3,584,465)
Total Swap Agreements				$4,569,730

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund II Ltd. and Invesco Cayman Commodity Fund III Ltd. (the “Subsidiaries”), both wholly-owned subsidiaries of the Fund organized under the laws of the Cayman Islands. The Subsidiaries were organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiaries.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees.

                                         Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statement of Operations.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

                                         Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – (continued)

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement

                                         Invesco Balanced-Risk Commodity Strategy Fund

F.	Swap Agreements – (continued)

between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

G.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiaries and through investments in exchange traded funds. The Subsidiaries, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$328,427,272	$—	$328,427,272
Commodity-Linked Securities	—	22,353,224	—	22,353,224
Exchange Traded Funds	21,969,900	—	—	21,969,900
Money Market Funds	212,336,090	—	—	212,336,090
	$234,305,990	$350,780,496	$—	$585,086,486
Futures Contracts*	17,461,587	—	—	17,461,587
Swap Agreements*	—	4,569,730	—	4,569,730
Total Investments	$251,767,577	$355,350,226	$—	$607,117,803
*	Unrealized appreciation.

                                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity Risk
Futures Contracts(a)	$18,602,443	$(1,140,856)
Swap Agreements(a)	11,053,383	(6,483,653)
(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Effect of Derivative Instruments for the nine months ended July 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts*	Swap Agreements*
Realized Gain (Loss)
Commodity Risk	$843,263	$(1,364,866)
Change in Unrealized Appreciation (Depreciation)
Commodity Risk	17,875,768	(1,443,408)
Total	$18,719,031	$(2,808,274)

* The average notional value of futures contracts and swap agreements outstanding during the period was $132,000,697 and $397,852,368, respectively.

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2012.

	Value 10/31/11	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)		Realized Gain (Loss)		Value 07/31/12	Dividend Income
PowerShares DB Gold Fund	$ —	$33,816,025		$(11,064,610)		$(528,809)		$(252,706)	$21,969,900	$ —

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $69,619,025 and $58,374,191, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,631,351
Aggregate unrealized (depreciation) of investment securities	(528,809)
Net unrealized appreciation of investment securities	$2,102,542
Cost of investments is the same for tax and financial statement purposes.

                                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 6 – Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us CHI-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.77%(b)

Aerospace & Defense–0.86%

AviChina Industry & Technology Co. Ltd. -Class H	3,384,000	$1,015,326

Airlines–1.09%

Air China Ltd. -Class H	1,832,000	1,288,807

Airport Services–1.29%

Beijing Capital International Airport Co. Ltd. -Class H	2,242,000	1,527,594

Apparel Retail–1.60%

Belle International Holdings Ltd.	1,026,000	1,889,752

Automobile Manufacturers–2.61%

Brilliance China Automotive Holdings Ltd. (c)	1,584,000	1,276,608
Dongfeng Motor Group Co. Ltd. -Class H	884,000	1,224,400
Geely Automobile Holdings Ltd.	1,765,000	582,707
		3,083,715

Coal & Consumable Fuels–4.00%

China Coal Energy Co. Ltd. -Class H	579,000	529,541
China Shenhua Energy Co. Ltd. -Class H	1,124,000	4,188,819
		4,718,360

Commodity Chemicals–0.45%

Lee & Man Holding Ltd. (Hong Kong)	1,100,000	529,098

Computer Hardware–0.19%

Lenovo Group Ltd.	322,000	222,188

Construction & Engineering–0.75%

China State Construction International Holdings Ltd.	848,000	880,752

Construction & Farm Machinery & Heavy Trucks–2.17%

CSR Corp Ltd -Class H	1,233,000	901,834
Zoomlion Heavy Industry Science & Technology Co., Ltd. -Class H	1,488,400	1,659,495
		2,561,329

Construction Materials–3.99%

Anhui Conch Cement Co. Ltd. -Class H	593,500	1,552,906
China National Building Material Co. Ltd. -Class H	1,238,000	1,201,530
China Resources Cement Holdings Ltd. (Hong Kong)	2,294,000	1,201,996
CSG Holding Co. Ltd. -Class B	1,217,425	758,820
		4,715,252

Department Stores–1.04%

Lifestyle International Holdings Ltd. (Hong Kong)	534,000	1,225,574

	Shares	Value

Distillers & Vintners–1.00%

JLF Investment Co. Ltd. (Hong Kong)(c)	22,336,000	$1,180,946

Diversified Banks–20.79%

Agricultural Bank of China Ltd. -Class H	1,539,000	622,891
Bank of China Ltd. -Class H	14,850,600	5,660,661
Bank of Communications Co. Ltd. -Class H	1,897,000	1,252,250
China Construction Bank Corp. -Class H	12,660,290	8,508,065
China Merchants Bank Co., Ltd. -Class H	649,500	1,191,610
Industrial & Commercial Bank of China Ltd. -Class H	12,808,940	7,308,153
		24,543,630

Diversified Metals & Mining–1.12%

Jiangxi Copper Co. Ltd. -Class H	601,000	1,316,586

Electrical Components & Equipment–0.60%

Zhuzhou CSR Times Electric Co., Ltd. - Class H	301,000	712,665

Environmental & Facilities Services–1.63%

China Everbright International Ltd.	3,726,000	1,927,198

Health Care Distributors–1.73%

Sinopharm Group Co. -Class H	699,600	2,045,189

Household Appliances–1.09%

Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,115,000	1,283,230

Household Products–1.20%

Vinda International Holdings Ltd.	860,000	1,412,700

Hypermarkets & Super Centers–0.38%

Lianhua Supermarket Holdings Ltd. - Class H	451,000	446,705

Integrated Oil & Gas–5.90%

China Petroleum and Chemical Corp. (Sinopec) -Class H	3,460,000	3,123,970
PetroChina Co. Ltd. -Class H	3,072,000	3,840,520
		6,964,490

Integrated Telecommunication Services–2.73%

China Telecom Corp. Ltd. -Class H	3,608,000	1,873,433
China Unicom (Hong Kong) Ltd.	926,000	1,355,458
		3,228,891

Internet Software & Services–4.91%

Tencent Holdings Ltd.	195,300	5,796,983

Investment Banking & Brokerage–2.04%

CITIC Securities Co. Ltd. -Class H	282,500	491,934
Haitong Securities Co. Ltd. -Class H (c)	1,564,400	1,916,514
		2,408,448

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

	Shares	Value

Life & Health Insurance–8.46%

China Life Insurance Co., Ltd. -Class H	2,103,000	$5,787,238
Ping An Insurance (Group) Co. of China Ltd. -Class H	538,000	4,202,044
		9,989,282

Marine–1.64%

China Shipping Container Lines Co. Ltd. -Class H (c)	7,057,000	1,714,793
China Shipping Development Co. Ltd. -Class H	528,000	215,791
		1,930,584

Marine Ports & Services–0.84%

COSCO Pacific Ltd.	726,000	996,523

Oil & Gas Exploration & Production–7.98%

CNOOC Ltd.	3,404,000	6,842,990
Kunlun Energy Co. Ltd.	1,600,000	2,580,535
		9,423,525

Packaged Foods & Meats–2.62%

China Foods Ltd.	3,298,000	3,087,528

Personal Products–1.01%

Hengan International Group Co. Ltd.	126,000	1,191,027

Pharmaceuticals–1.61%

Sino Biopharmaceutical Ltd. (Hong Kong)	5,032,000	1,897,378

Real Estate Development–5.06%

Agile Property Holdings Ltd.	916,000	1,082,381
Country Garden Holdings Co. (c)	2,391,555	900,645
Evergrande Real Estate Group Ltd.	2,562,000	1,184,433
Shimao Property Holdings Ltd.	1,966,000	2,802,667
		5,970,126

Technology Distributors–0.47%

Digital China Holdings Ltd.	354,000	549,916

Wireless Telecommunication Services–4.92%

China Mobile Ltd.	497,000	5,805,316
Total Common Stocks & Other Equity Interests (Cost $106,702,405)		117,766,613

Money Market Funds–0.38%

Liquid Assets Portfolio – Institutional Class (d)	227,173	227,173
Premier Portfolio – Institutional Class (d)	227,174	227,174
Total Money Market Funds (Cost $454,347)		454,347
TOTAL INVESTMENTS–100.15% (Cost $107,156,752)		118,220,960
OTHER ASSETS LESS LIABILITIES–(0.15)%		(177,145)
NET ASSETS–100.00%		$118,043,815

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco China Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco China Fund

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$—	$7,482,271	$—	$7,482,271
Consumer Staples	1,180,946	6,137,960	—	7,318,906
Energy	—	21,106,375	—	21,106,375
Financials	1,916,514	40,994,972	—	42,911,486
Health Care	—	3,942,567	—	3,942,567
Industrials	—	12,840,778	—	12,840,778
Informational Technology	—	6,569,087	—	6,569,087
Materials	—	6,560,936	—	6,560,936
Telecommunication Services	—	9,034,207	—	9,034,207
Money Market Funds	454,347	—	—	454,347
Total Investments	$3,551,807	$114,669,153	$—	$118,220,960

                                         Invesco China Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $112,864,494 and $139,750,855, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,128,765
Aggregate unrealized (depreciation) of investment securities	(6,271,581)
Net unrealized appreciation of investment securities	$7,857,184
Cost of investments for tax purposes is $110,363,776.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

                                         Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us DVM-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.11%

Argentina–0.79%

Arcos Dorados Holdings, Inc.-Class A	1,655,967	$21,660,048

Brazil–16.43%

Banco Bradesco S.A. -ADR	6,781,900	104,034,346
BR Malls Participacoes S.A.	3,254,100	38,041,737
CETIP S.A.–Mercados Organizados	1,404,200	17,689,468
Cielo S.A.	2,296,456	67,077,034
Cielo S.A. (a)	288,000	8,412,173
Companhia de Transmissao de Energia Eletrica Paulista –Preference Shares	743,800	20,996,461
Companhia de Transmissao de Energia Eletrica Paulista -Rts.(b)	6,317	924
Diagnosticos da America S.A.	7,041,800	39,632,448
Duratex S.A.	7,682,340	44,773,685
MRV Engenharia e Participacoes S.A.	4,988,400	27,370,025
Petroleo Brasileiro S.A. -ADR	1,759,231	33,478,166
Totvs S.A.	965,200	17,746,801
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	904,330	14,131,259
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	246,510	3,852,019
Wilson Sons Ltd. -BDR	434,100	6,520,816
Wilson Sons Ltd. -BDR(a)	528,500	7,938,841
		451,696,203

Canada–0.50%

Niko Resources Ltd.	797,890	13,690,615

China–13.21%

Anta Sports Products Ltd.	27,922,000	15,582,089
Baidu, Inc. -ADR(b)	242,553	29,232,488
Belle International Holdings Ltd.	17,084,000	31,466,398
China Mobile Ltd.	5,069,500	59,215,395
CNOOC Ltd.	20,374,000	40,957,428
Industrial & Commercial Bank of China Ltd. -Class H	156,207,000	89,124,058
Lee & Man Paper Manufacturing Ltd.	67,876,000	27,644,647
NetEase, Inc. -ADR(b)	370,936	19,589,130
Stella International Holdings Ltd.	11,189,000	27,901,546
Want Want China Holdings Ltd.	11,449,000	13,829,380
Zhongsheng Group Holdings Ltd.	8,094,000	8,652,833
		363,195,392

Czech Republic–0.64%

CEZ A.S.	523,574	17,627,384

	Shares	Value

Egypt–0.66%

Centamin PLC (b)	8,638,967	$9,129,915
Egyptian Financial Group - Hermes Holding (b)	5,097,492	9,008,600
		18,138,515

Hong Kong–0.62%

Galaxy Entertainment Group Ltd. (b)	7,110,000	17,009,978

Indonesia–6.05%

PT Bank Central Asia Tbk	24,954,000	21,000,181
PT Indocement Tunggal Prakarsa Tbk	8,427,000	19,029,120
PT Perusahaan Gas Negara Persero Tbk	115,102,000	46,042,079
PT Telekomunikasi Indonesia Persero Tbk	83,634,000	80,101,851
		166,173,231

Israel–2.10%

Israel Chemicals Ltd.	2,800,143	33,018,484
Teva Pharmaceutical Industries Ltd. -ADR	606,015	24,779,953
		57,798,437

Luxembourg–0.43%

Millicom International Cellular S.A. -SDR	130,216	11,757,882

Malaysia–3.20%

Parkson Holdings Berhad	23,173,008	35,860,538
Public Bank Berhad	11,351,900	52,145,128
		88,005,666

Mexico–10.01%

America Movil S.A.B. de C.V. -ADR	2,239,649	59,776,232
Fomento Economico Mexicano, S.A.B. de C.V.- ADR	990,716	84,626,961
Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0
Grupo Televisa S.A.B. -ADR	3,448,737	78,596,716
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	25,088,670	52,186,756
		275,186,665

Nigeria–1.19%

Zenith Bank PLC	365,351,256	32,729,218

Peru–2.20%

Credicorp Ltd.	520,590	60,357,204

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

Philippines–7.21%

Ayala Corp.	4,677,952	$48,449,350
Energy Development Corp.	241,801,150	34,979,147
Energy Development Corp. (a)	4,528,750	655,132
Philippine Long Distance Telephone Co.	1,146,485	75,226,709
SM Investments Corp.	2,177,028	38,996,734
		198,307,072

Russia–4.24%

Gazprom OAO -ADR	2,885,855	26,524,085
Mobile TeleSystems -ADR	900,733	17,068,890
Sberbank of Russia	12,147,559	33,703,316
TNK-BP Holding	9,963,140	23,586,429
VimpelCom Ltd. -ADR	1,854,905	15,562,653
		116,445,373

South Africa–3.71%

AngloGold Ashanti Ltd. -ADR	741,641	25,223,211
Naspers Ltd. -Class N	1,095,787	59,320,009
Sasol Ltd.	418,828	17,357,063
		101,900,283

South Korea–4.11%

Hyundai Department Store Co., Ltd.	203,948	22,867,992
MegaStudy Co., Ltd.	107,907	6,524,550
NHN Corp.	267,474	64,843,737
S1 Corp.	368,301	18,690,269
		112,926,548

Taiwan–2.33%

Taiwan Semiconductor Manufacturing Co., Ltd.	23,885,000	63,935,531

Tanzania–1.27%

African Barrick Gold Ltd.	5,981,721	35,057,114

Thailand–4.88%

BEC World PCL	2,140,200	3,812,263
CP ALL PCL	8,508,200	9,211,976
Kasikornbank PCL	13,619,100	76,204,110
Siam Commercial Bank PCL	8,852,600	44,947,616
		134,175,965

Turkey–4.33%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,621,889	22,046,848
Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	10,508,666
Haci Omer Sabanci Holding A.S.	14,913,764	65,221,106
Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	21,172,971
		118,949,591
Total Common Stocks & Other Equity Interests (Cost $2,143,433,861)		2,476,723,915

	Shares	Value

Money Market Funds–9.52%

Liquid Assets Portfolio – Institutional Class (c)	130,825,328	$130,825,328
Premier Portfolio – Institutional Class (c)	130,825,327	130,825,327
Total Money Market Funds (Cost $261,650,655)		261,650,655
TOTAL INVESTMENTS–99.63% (Cost $2,405,084,516)		2,738,374,570
OTHER ASSETS LESS LIABILITIES–0.37%		10,262,138
NET ASSETS–100.00%		$2,748,636,708

Investment Abbreviations:

ADR	— American Depositary Receipt
BDR	— British Deposit Receipt
Rts.	— Rights
SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $20,858,165, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Developing Markets Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Developing Markets Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Argentina	$21,660,048	$—	$—	$21,660,048
Brazil	451,696,203	—	—	451,696,203
Canada	13,690,615	—	—	13,690,615
China	57,474,451	305,720,941	—	363,195,392
Czech Republic	17,627,384	—	—	17,627,384
Egypt	18,138,515	—	—	18,138,515
Hong Kong	—	17,009,978	—	17,009,978
Indonesia	—	166,173,231	—	166,173,231
Israel	24,779,953	33,018,484	—	57,798,437
Luxembourg	—	11,757,882	—	11,757,882
Malaysia	52,145,128	35,860,538	—	88,005,666
Mexico	275,186,665	—	0	275,186,665
Nigeria	32,729,218	—	—	32,729,218
Peru	60,357,204	—	—	60,357,204
Philippines	—	198,307,072	—	198,307,072
Russia	32,631,543	83,813,830	—	116,445,373
South Africa	25,223,211	76,677,072	—	101,900,283
South Korea	—	112,926,548	—	112,926,548
Taiwan	—	63,935,531	—	63,935,531
Tanzania	—	35,057,114	—	35,057,114
Thailand	44,947,616	89,228,349	—	134,175,965
Turkey	22,046,848	96,902,743	—	118,949,591
United States	261,650,655	—	—	261,650,655
Total Investments	$1,411,985,257	$1,326,389,313	$0	$2,738,374,570

                                         Invesco Developing Markets Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $408,810,533 and $309,462,009, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$534,647,012
Aggregate unrealized (depreciation) of investment securities	(211,701,028)
Net unrealized appreciation of investment securities	$322,945,984
Cost of investments for tax purposes is $2,415,428,586.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us EME-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.77%

Brazil–10.16%

Banco do Brasil S.A.	20,500	$216,658
Banco Santander Brasil S.A. (a)	31,300	237,375
Companhia Paranaense de Energia-Copel –Class B Preference Shares	17,100	346,687
PDG Realty S.A. Empreendimentos e Participacoes	97,200	164,497
Petroleo Brasileiro S.A. -ADR	29,404	577,200
Vale S.A. -ADR	20,958	378,292
		1,920,709

China–17.01%

China Agri-Industries Holdings Ltd.	287,000	142,547
China Communications Construction Co. Ltd. -Class H	432,000	379,036
China Construction Bank Corp. -Class H	695,000	467,059
China Minsheng Banking Corp., Ltd. -Class H	622,500	576,539
China Mobile Ltd.	77,500	905,256
CNOOC Ltd.	279,000	560,868
KWG Property Holding Ltd.	339,000	186,550
		3,217,855

India–7.39%

PowerShares India Portfolio -ETF (b)	14,831	245,601
Tata Motors Ltd. –ADR	19,275	389,355
WisdomTree India Earnings Fund -ETF	45,900	763,317
		1,398,273

Indonesia–1.57%

PT Telekomunikasi Indonesia Persero Tbk	310,000	296,908

Mexico–3.02%

America Movil S.A.B. de C.V. -Series L	427,700	570,819

Poland–1.96%

KGHM Polska Miedz S.A.	9,850	371,151

Russia–6.55%

Gazprom OAO -ADR	32,256	296,467
Magnitogorsk Iron & Steel Works -REGS -GDR(c)(d)	43,602	161,809
Rosneft Oil Co. -REGS –GDR (c)	67,075	401,723
Sistema JSFC -REGS –GDR (c)	18,325	378,023
		1,238,022

South Africa–10.63%

Sasol Ltd.	10,985	455,240
Standard Bank Group Ltd.	39,188	537,992
Steinhoff International Holdings Ltd. (d)	189,377	560,904
Tiger Brands Ltd.	14,222	456,595
		2,010,731

	Shares	Value

South Korea–21.94%

Dongbu Insurance Co., Ltd.	10,085	$372,398
Hyundai Mipo Dockyard Co., Ltd.	3,110	322,434
Hyundai Mobis	2,701	710,917
KT&G Corp.	6,978	514,146
POSCO	1,633	523,555
Samsung Electronics Co., Ltd.	815	935,943
Shinhan Financial Group Co., Ltd.	11,287	358,927
SK Telecom Co., Ltd. -ADR	29,611	410,704
		4,149,024

Taiwan–6.57%

AU Optronics Corp. -ADR	44,312	132,493
HTC Corp.	17,137	165,814
Powertech Technology Inc.	208,900	417,518
Unimicron Technology Corp.	272,000	303,520
Wistron Corp.	208,800	222,404
		1,241,749

Thailand–5.29%

Bangkok Bank PCL -NVDR	106,700	661,360
PTT PCL	33,000	339,366
		1,000,726

Turkey–0.77%

Asya Katilim Bankasi A.S. (d)	135,808	145,521

United Arab Emirates–2.29%

Dragon Oil PLC	48,557	433,886

United Kingdom–1.62%

Eurasian Natural Resources Corp.	50,109	306,440
Total Common Stocks & Other Equity Interests (Cost $20,522,676)		18,301,814

Money Market Funds–3.78%

Liquid Assets Portfolio – Institutional Class (e)	357,671	357,671
Premier Portfolio – Institutional Class (e)	357,671	357,671
Total Money Market Funds (Cost $715,343)		715,342
TOTAL INVESTMENTS–100.55% (Cost $21,238,019)		19,017,156
OTHER ASSETS LESS LIABILITIES–(0.55)%		(103,312)
NET ASSETS–100.00%		$18,913,844

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares

(b)	The ETF and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $941,555, which represented 4.98% of the Fund’s Net Assets.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Emerging Markets Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Emerging Markets Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Brazil	1,920,709	—	—	1,920,709
China	—	3,217,855	—	3,217,855
India	1,398,273	—	—	1,398,273
Indonesia	—	296,908	—	296,908
Mexico	570,819	—	—	570,819
Poland	—	371,151	—	371,151
Russia	—	1,238,022	—	1,238,022
South Africa	—	2,010,731	—	2,010,731
South Korea	924,850	3,224,174	—	4,149,024
Taiwan	132,493	1,109,256	—	1,241,749
Thailand	—	1,000,726	—	1,000,726
Turkey	—	145,521	—	145,521
United Arab Emirates	—	433,886	—	433,886
United Kingdom	—	306,440	—	306,440
United States	715,342	—	—	715,342
Total Investments	$5,662,486	$13,354,670	$—	$19,017,156
*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

                                         Invesco Emerging Markets Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $12,488,635 and $4,223,191, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$755,149
Aggregate unrealized (depreciation) of investment securities	(2,977,130)
Net unrealized appreciation (depreciation) of investment securities	$(2,221,981)
Cost of investments for tax purposes is $21,239,137.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Emerging Markets Equity Fund

Invesco Emerging Market Local Currency Debt Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us EMLCD-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–95.33%(a)
Brazil–8.70%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	1,400,000	$718,640
Brazil Notas do Tesouro Nacional, Series F, Notes, 10.00%, 01/01/21	BRL	3,700,000	1,872,037
Unsub. Notes, 10.00%, 01/01/17	BRL	1,100,000	559,934
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	2,050,000	1,094,786
			4,245,397

Chile–2.87%
Chile Government, Sr. Unsec. Global Notes, 5.50%, 08/05/20	CLP	209,000,000	476,792
Sinochem Offshore Capital Co. Ltd., Sr. Unsec. Gtd. Euro. Notes, 1.80%, 01/18/14	CNY	6,000,000	922,252
			1,399,044

Colombia–2.23%
Colombia Government, Sr. Unsec. Global Bonds, 9.85%, 06/28/27	COP	530,000,000	461,510
Empresas Publicas de Medellin, Sr. Unsec. Bonds, 8.38%, 02/01/21(b)	COP	1,000,000,000	627,497
			1,089,007

Germany–1.06%
KFW, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	519,443

Hungary–5.63%
Hungary Government, Series 15/A, Bonds, 8.00%, 02/12/15	HUF	153,000,000	681,710
Series 17/B, Bonds 6.75%, 02/24/17	HUF	348,500,000	1,489,945
Series 20/A, Bonds, 7.50%, 11/12/20	HUF	130,000,000	573,262
			2,744,917

Malaysia–9.55%
Malaysia Government, Series 0111, Bonds, 4.16%, 07/15/21	MYR	7,081,000	2,399,637
Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	1,700,000	555,203

		Principal Amount	Value

Malaysia-(continued)
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	$1,707,048
			4,661,888

Mexico–4.67%
Mexican Bonos, Series M20, Bonds, 10.00%, 12/05/24	MXN	21,350,000	2,279,260

Peru–4.17%
Peruvian Government, Sr. Unsec. Notes, 6.95%, 08/12/31(b)	PEN	1,800,000	812,773
8.20%, 08/12/26(b)	PEN	2,460,000	1,224,285
			2,037,058

Philippines–1.06%
Philippine Government, Sr. Unsec. Global Notes, 4.95%, 01/15/21	PHP	20,000,000	517,661

Poland–8.63%
Poland Government, Series DS1015, Bonds, 6.25%, 10/24/15	PLN	5,385,000	1,707,649
Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,855,000	2,129,785
Series 1021, Bonds, 5.75%, 10/25/21	PLN	1,175,000	375,081
			4,212,515

Russia–8.78%
RusHydro JSC via RusHydro Finance Ltd., Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	30,000,000	911,870
Russia Foreign Bond, REGS, Sr. Unsec. Euro Bonds, 7.85%, 03/10/18(b)	RUB	55,000,000	1,833,601
Russian Agricultural Bank OJSC Via RSHB Capital S.A,
Sr. Unsec. Euro Loan Participation Notes,
7.50%, 03/25/13	RUB	30,600,000	956,479
Sr. Unsec. Medium-Term Euro Loan Participation Notes,
8.70%, 03/17/16	RUB	13,200,000	425,306
RZD Capital Ltd., REGS, Sr. Unsec. Euro Loan Participation Notes, 8.30%, 04/02/19(b)	RUB	5,000,000	157,297
			4,284,553

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

South Africa–4.99%
South Africa Government, Series R186, Bonds, 10.50%, 12/21/26	ZAR	9,370,000	$1,445,288
Series R208, Bonds, 6.75%, 03/31/21	ZAR	5,375,000	652,488
Series R209, Bonds, 6.25%, 03/31/36	ZAR	3,430,000	337,036
			2,434,812

South Korea–0.32%
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.30%, 03/15/14(b)	IDR	1,450,000,000	156,584

Supranational–8.78%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Notes, 9.00%, 06/27/13	ZAR	8,950,000	1,111,289
European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	482,511
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,241,660
International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 03/02/17	TRY	1,400,000	891,273
Unsec. Medium-Term Euro Notes, 7.68%, 08/10/16	ZAR	4,250,000	557,744
			4,284,477

Thailand–4.19%
Thailand Government Bond, Sr. Unsec. Bonds,
3.65%, 12/17/21	THB	55,800,000	1,818,616
3.88%, 06/13/19	THB	6,875,000	227,309
			2,045,925

Turkey–4.68%
Turkey Government, Bonds, 3.00%, 02/23/22	TRY	360,000	209,705
4.00%, 04/01/20	TRY	650,000	460,905
10.50%, 01/15/20	TRY	340,000	216,407
11.00%, 08/06/14	TRY	1,290,000	759,986
Unsec. Bonds, 9.50%, 01/12/22	TRY	1,040,000	638,311
			2,285,314
United Kingdom–4.10%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000	1,999,451

		Principal Amount	Value
United States–10.92%
Citigroup Funding Inc., Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/17/17	IDR	15,900,000,000	$1,756,652
General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 8.87%, 06/02/18	MXN	17,800,000	1,472,746
JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000	507,067
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,590,474
			5,326,939
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,999,536)			46,524,245

U.S. Dollar Denominated Bonds and Notes–1.01%
Sovereign Debt–1.01%
Hungary Government, Sr. Unsec. Global Notes, 4.75%, 02/03/15		290,000	287,825
6.25%, 01/29/20		200,000	205,500
Total U.S. Dollar Denominated Bonds and
Notes (Cost $439,041)			493,325
		Shares

Money Market Funds–0.96%
Liquid Assets Portfolio – Institutional Class(d)		234,658	234,658
Premier Portfolio – Institutional Class(d)		234,659	234,659
Total Money Market Funds (Cost $469,317)			469,317
TOTAL INVESTMENTS–97.30% (Cost $47,907,894)			47,486,887
OTHER ASSETS LESS LIABILITIES–2.70%			1,317,669
NET ASSETS–100.00%			$48,804,556

Investment Abbreviations:

BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan
COP	—Colombian Peso
Gtd.	—Guaranteed
HUF	—Hungary Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Poland Zloty
REGS	—Regulation S
RUB	—Russian Rouble
Sec.	—Secured
Sr.	—Senior
THB	—Thai Baht

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

TRY	—New Turkish Lira
Unsec.	—Unsecured
Unsub.	—Unsubordinated
ZAR	—South African Rand
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $7,132,530, which represented 14.61% of the Fund's Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 – Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Emerging Market Local Currency Debt Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Emerging Market Local Currency Debt Fund

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$5,326,939	$—	$5,326,939
Money Market Funds	469,317	—	—	469,317
Foreign Debt Securities	—	12,752,477	—	12,752,477
Foreign Government Debt Securities	—	28,938,154	—	28,938,154
	469,317	47,017,570	—	47,486,887
Foreign Currency Contracts*	—	(20,246)	—	(20,246)
Total Investments	$469,317	$46,997,324	$—	$47,466,641

* Unrealized appreciation (depreciation).

Open Foreign Currency Contracts
	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
09/25/12	JPMorgan Chase	HUF	117,820,500	USD	490,000	$510,246	$ (20,246)

Currency Abbreviations:

HUF – Hungary Forint

USD – U.S. Dollar

                                         Invesco Emerging Market Local Currency Debt Fund

NOTE 3 – Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $10,235,867 and $8,404,327, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,591,879
Aggregate unrealized (depreciation) of investment securities	(2,012,886)
Net unrealized appreciation (depreciation) of investment securities	$(421,007)
Cost of investments for tax purposes is $47,907,894.

NOTE 4 – Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us END-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–77.38%

Airlines–1.74%

Ryanair Holdings PLC -ADR (Ireland)(b)	148,800	$4,383,648

Brewers–4.16%

Molson Coors Brewing Co. -Class B	246,908	10,449,147

Building Products–1.82%

Kingspan Group PLC (Ireland)	571,400	4,568,714

Communications Equipment–1.44%

Plantronics, Inc.	110,000	3,610,200

Construction & Engineering–13.90%

Orion Marine Group, Inc. (b)(c)	1,501,706	10,857,334
Pike Electric Corp. (b)	1,548,471	13,270,397
Quanta Services, Inc. (b)	471,100	10,830,589
		34,958,320

Education Services–2.52%

K12 Inc. (b)	350,000	6,328,000

Environmental & Facilities Services–4.71%

Newalta Corp. (Canada)	955,009	11,844,778

Forest Products–4.09%

Louisiana-Pacific Corp. (b)	995,996	10,278,679

Health Care Distributors–3.53%

Patterson Cos. Inc.	260,000	8,866,000

Health Care Equipment–4.77%

Zimmer Holdings, Inc.	203,500	11,992,255

Home Entertainment Software–2.94%

Activision Blizzard, Inc.	615,000	7,398,450

Industrial Conglomerates–2.51%

DCC PLC (Ireland)	254,531	6,309,083

Investment Banking & Brokerage–2.25%

Charles Schwab Corp. (The)	447,751	5,655,095

Leisure Facilities–0.62%

International Speedway Corp. -Class A	60,608	1,553,989

Life & Health Insurance–2.44%

Unum Group	325,000	6,139,250

Managed Health Care–2.03%

UnitedHealth Group Inc.	100,000	5,109,000

See accompanying notes which are an integral part of this schedule.

	Shares	Value

Multi-Line Insurance–2.40%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	155,473	$6,038,723

Oil & Gas Drilling–0.92%

Patterson-UTI Energy, Inc.	150,000	2,322,000

Oil & Gas Exploration & Production–4.02%

Ultra Petroleum Corp. (b)	425,000	10,098,000

Paper Products–2.43%

Fortress Paper Ltd. -Class A (Canada)(b)	430,000	6,100,598

Semiconductors–4.33%

International Rectifier Corp. (b)	639,598	10,898,750

Technology Distributors–2.11%

Brightpoint, Inc. (b)	590,173	5,293,852

Trading Companies & Distributors–2.71%

Grafton Group PLC (Ireland)(d)	1,994,308	6,819,891

Trucking–2.99%

Con-way Inc.	211,300	7,526,506
Total Common Stocks & Other Equity Interests(Cost $182,057,842)		194,542,928

Money Market Funds–22.48%

Liquid Assets Portfolio – Institutional Class (e)	28,265,737	28,265,737
Premier Portfolio – Institutional Class (e)	28,265,736	28,265,736
Total Money Market Funds (Cost $56,531,473)		56,531,473
TOTAL INVESTMENTS–99.86% (Cost $238,589,315)		251,074,401
OTHER ASSETS LESS LIABILITIES–0.14%		342,384
NET ASSETS–100.00%		$251,416,785

Investment Abbreviations:

ADR	—	American Depositary Receipt

                                         Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2012 represented 4.32% of the Fund’s Net Assets. See Note 4.

(d)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Endeavor Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Endeavor Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$238,726,595	$12,347,806	$—	$251,074,401
Foreign Currency Contracts*	—	66,944	—	66,944
Total Investments	$238,726,595	$12,414,750	$—	$251,141,345

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to		Notional Value	Unrealized Appreciation
		Deliver	Receive
09/14/12	Scotia Capital (USA) Inc.	EUR 3,000,000	USD 3,759,135	$ 3,692,191	$ 66,944

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2012.

	Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/12	Dividend Income
Orion Marine Group, Inc.	$9,811,550	$307,561	$—	$738,223	$—	$10,857,334	$ —

                                         Invesco Endeavor Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $53,710,254 and $51,834,041, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,993,542
Aggregate unrealized (depreciation) of investment securities	(13,829,847)
Net unrealized appreciation of investment securities	$12,163,695
Cost of investments for tax purposes is $238,910,706

NOTE 6 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us GHC-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.87%

Biotechnology–20.85%

Actelion Ltd. (Switzerland)(b)	438,741	$19,983,588
Amarin Corp. PLC -ADR (Ireland)(b)	1,065,859	12,481,209
ARIAD Pharmaceuticals, Inc. (b)	617,673	11,816,084
Biogen Idec Inc. (b)	168,135	24,519,127
BioMarin Pharmaceutical Inc. (b)	664,051	26,090,564
Celgene Corp. (b)	221,592	15,170,188
Cepheid, Inc. (b)	303,314	9,718,181
Dendreon Corp. (b)	644,075	3,065,797
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	0
Gilead Sciences, Inc. (b)	589,107	32,006,183
Incyte Corp. (b)	432,586	10,810,324
InterMune, Inc. (b)	322,609	2,848,637
Medivation Inc. (b)	151,144	15,069,057
Onyx Pharmaceuticals, Inc. (b)	262,069	19,647,313
United Therapeutics Corp. (b)	207,005	11,339,734
Vertex Pharmaceuticals Inc. (b)	209,281	10,152,221
		224,718,207

Drug Retail–2.42%

CVS Caremark Corp.	340,953	15,428,123
Raia Drogasil S.A. (Brazil)	945,978	10,620,569
		26,048,692

Health Care Distributors–2.41%

McKesson Corp.	286,519	25,995,869

Health Care Equipment–9.45%

Baxter International Inc.	280,966	16,439,321
CareFusion Corp. (b)	412,796	10,076,350
Covidien PLC	517,438	28,914,436
DexCom Inc. (b)	427,550	4,707,326
Hologic, Inc. (b)	781,762	14,478,232
MAKO Surgical Corp. (b)	260,600	3,320,044
Olympus Corp. (Japan)(b)	717,200	13,445,494
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302)(b)(c)(d)	8,750	0
Wright Medical Group, Inc. (b)	562,822	10,491,002
		101,872,205

Health Care Facilities–2.56%

Assisted Living Concepts Inc. -Class A	451,122	6,320,219
Health Management Associates Inc. -Class A (b)	1,526,904	10,047,028
Universal Health Services, Inc. -Class B	288,172	11,261,762
		27,629,009

	Shares	Value

Health Care Services–5.64%

DaVita, Inc. (b)	276,973	$27,259,683
Express Scripts Holding Co. (b)	293,621	17,012,401
Quest Diagnostics Inc.	282,715	16,519,037
		60,791,121

Health Care Technology–1.66%

Allscripts Healthcare Solutions, Inc. (b)	803,067	7,388,216
Cerner Corp. (b)	141,304	10,445,192
		17,833,408

Life Sciences Tools & Services–4.93%

Life Technologies Corp. (b)	589,094	25,849,445
Thermo Fisher Scientific, Inc.	489,781	27,266,108
		53,115,553

Managed Health Care–10.26%

Aetna Inc.	357,240	12,882,074
AMERIGROUP Corp. (b)	160,112	14,390,867
Amil Participacoes S.A. (Brazil) (c)	859,600	8,267,320
Aveta, Inc. (Acquired 12/21/05; Cost 10,877,598) (b)(c)	805,748	8,863,228
Health Net Inc. (b)	618,975	13,629,829
Humana Inc.	180,602	11,125,083
UnitedHealth Group Inc.	498,495	25,468,110
WellPoint, Inc.	299,513	15,961,048
		110,587,559

Pharmaceuticals–33.04%

Abbott Laboratories	486,490	32,259,152
Allergan, Inc.	140,414	11,523,777
Bayer AG (Germany)	395,551	30,012,376
Elan Corp. PLC -ADR (Ireland)(b)	1,195,224	13,804,837
Endo Health Solutions Inc. (b)	535,717	15,926,866
Hikma Pharmaceuticals PLC (United Kingdom)	853,628	9,284,365
Jazz Pharmaceuticals PLC (Ireland)(b)	214,165	10,294,912
Locus Pharmaceuticals, Inc. (Acquired 11/21/00- 05/09/07; Cost $6,852,940) (b)(c)	258,824	0
MAP Pharmaceuticals Inc. (b)	363,417	5,127,814
Medicis Pharmaceutical Corp. -Class A	738,535	24,312,572
Nippon Shinyaku Co., Ltd. (Japan)	834,000	10,241,196
Novartis AG -ADR (Switzerland)	476,844	27,952,595
Pfizer Inc.	2,116,217	50,873,857
Pharmstandard -GDR (Russia) (b)(c)	138,700	2,013,924
Roche Holding AG (Switzerland)	253,085	44,806,711
Sanofi -ADR (France)	712,878	28,971,362
Shire PLC -ADR (Ireland)	165,017	14,221,165
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	378,320	15,469,505
Warner Chilcott PLC -Class A (b)	522,993	8,890,881
		355,987,867

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value

Research & Consulting Services–0.65%

Qualicorp S.A. (Brazil) (b)(c)	791,200	$7,030,659
Total Common Stocks & Other Equity Interests (Cost $775,633,591)		1,011,610,149

Preferred Stocks–0.00%

Health Care Equipment–0.00%

Intact Medical Corp. -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	0
Sensys Medical, Inc., Series A-2, Pfd. (Acquired 02/25/98-09/30/05; Cost $7,627,993)(b)(c)(d)	2,173,209	0
Series B, Conv. Pfd. (Acquired 03/16/05-01/12/07; Cost $245,305)(b)(c)(d)	282,004	0
Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds–7.19%

Liquid Assets Portfolio – Institutional Class (e)	38,722,932	38,722,932
Premier Portfolio – Institutional Class (e)	38,722,933	38,722,933
Total Money Market Funds (Cost $77,445,865)		77,445,865
TOTAL INVESTMENTS–101.06% (Cost $862,952,755)		1,089,056,014
OTHER ASSETS LESS LIABILITIES–(1.06)%		(11,439,759)
NET ASSETS–100.00%		$1,077,616,255

Investment Abbreviations:

ADR	— American Depositary Receipt
Conv.	— Convertible
GDR	— Global Depositary Receipt
Pfd.	— Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $26,175,131, which represented 2.43% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Global Health Care Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Global Health Care Fund

F.	Other Risks - The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$950,405,132	$138,650,882	$0	$1,089,056,014
Foreign Currency Contracts*	—	852,346	—	852,346
Total Investments	$950,405,132	$139,503,228	$0	$1,089,908,360
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts at Period End

Settlement Date	Counterparty	Contract to		Notional Value	Unrealized Appreciation
		Deliver	Receive
08/10/12	Citibank Capital	CHF 21,050,000	USD 22,085,825	$21,562,232	$523,593
08/10/12	Citibank Capital	EUR 11,000,000	USD 13,861,320	13,532,567	328,753
Total open foreign currency contracts				$35,094,799	$852,346

Currency Abbreviations:

CHF — Swiss Franc

EUR — Euro

USD — U.S. Dollar

                                         Invesco Global Health Care Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $261,120,837 and $303,349,727, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$271,722,619
Aggregate unrealized (depreciation) of investment securities	(47,644,095)
Net unrealized appreciation of investment securities	$224,078,524
Cost of investments for tax purposes is $864,977,490.

                                         Invesco Global Health Care Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us ITR-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–96.89%(a)

Belgium–3.60%

Anheuser Busch Inbev S.A., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.57%, 02/27/14	EUR	600,000	$805,634
Belgium Kingdom, Series 55, Euro Bonds, 4.00%, 03/28/19	EUR	1,000,000	1,393,962
			2,199,596

Canada–5.49%

Canada Housing Trust No. 1, Sr. Sec. Gtd. Global Mortgage- Backed Bonds, 2.65%, 03/15/22(b)	CAD	1,700,000	1,763,220
Province of Ontario, Sr. Unsec. Floating Rate Medium-Term Notes, 1.49%, 06/27/16(c)	CAD	800,000	795,175
Province of Quebec, Bonds, 4.25%, 12/01/43	CAD	700,000	798,942
			3,357,337

Denmark–0.54%

TDC A/S, Sr. Unsec. Medium- Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	330,724

France–7.34%

AXA S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.77% (d)	GBP	75,000	86,929
BNP Paribas Home Loan S.A., Sr. Sec. Mortgage-Backed Euro Bonds, 2.25%, 10/01/12	EUR	650,000	802,363
Dexia Municipal Agency S.A., Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,277,531
Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,319,168
			4,485,991

Germany–18.14%

Brennatag Finance BV, Sr. Unsec. Gtd. Euro Notes, 5.50%, 07/19/18	EUR	300,000	409,623
Bundesrepublik Deutschland, Euro Bonds, 2.25%, 09/04/21	EUR	380,000	512,150
Unsec. Euro Bonds, 2.00%, 01/04/22	EUR	1,300,000	1,713,118

		Principal Amount	Value

Germany–(continued)

Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	600,000	$1,014,737
Series 2008, Euro Bonds, 4.25%, 07/04/18	EUR	3,220,000	4,819,408
EnBW Energie Baden- Wuerttemberg AG, Sr. Unsec. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	157,815
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	2,137,793
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00% (d)	GBP	200,000	324,612
			11,089,256

Italy–2.75%

Italy Buoni Poliennali Del Tesoro, Euro Bonds,
5.00%, 09/01/40	EUR	740,000	731,278
5.50%, 09/01/22	EUR	800,000	948,495
			1,679,773

Japan–12.13%

Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	490,661
Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	590,521
Japan Government Ten Years, Series 318, Sr. Unsec. Bonds, 1.00%, 09/20/21	JPY	350,000,000	4,598,421
Japan Government Thirty Years, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	125,000,000	1,738,645
			7,418,248

Luxembourg–0.42%

Arcelormittal, Sr. Unsec. Euro Bonds, 9.38%, 06/03/16	EUR	175,000	257,424

Netherlands–4.27%

ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	284,190
F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	743,953
ING Bank N.V., Sec. Mortgage- Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	712,780

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal Amount	Value

Netherlands—(continued)

Koninklijke KPN N.V., Sr. Unsec. Medium-Term Euro Global Notes, 5.00%, 11/18/26	GBP	110,000	$190,056
Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes,
4.43%, 04/28/21	EUR	200,000	282,049
6.63%, 01/23/14	EUR	300,000	399,228
			2,612,256

Norway–3.60%

DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	314,622
Norway Government, Series 472, Bonds, 4.25%, 05/19/17	NOK	10,000,000	1,886,490
			2,201,112

Poland–3.61%

Poland Government, Series 1021, Bonds, 5.75%, 10/25/21	PLN	2,900,000	925,733
Series 8, Sr. Unsec. Bonds, 1.92%, 11/13/12	JPY	100,000,000	1,282,184
			2,207,917

Russia–6.28%

Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Euro Bonds, 2.89%, 11/15/12	JPY	300,000,000	3,836,141

South Korea–2.07%

Korea Treasury, Series 0350- 1609, Sr. Unsec. Bonds, 3.50%, 09/10/16	KRW	1,400,000,000	1,266,053

Spain–0.91%

BBVA Subordinated Capital SAU, Series 13, Tranche 1, Unsec. Sub. Gtd. Floating Rate Medium-Term Euro Notes, 0.71%, 10/20/17 (c)	EUR	300,000	317,366
CaixaBank, Sec. Mortgage- Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	241,222
			558,588

Supranational–9.44%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium- Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,931,587

		Principal Amount	Value

Supranational–(continued)

European Investment Bank, Sr. Unsec. Global Bonds, 1.40%, 06/20/17	JPY	120,000,000	$1,616,960
Sr. Unsec. Medium-Term Euro Bonds,
4.50%, 08/12/17	SEK	4,000,000	636,744
Sr. Unsec. Medium-Term Notes,
6.00%, 08/06/20	AUD	1,400,000	1,583,453
			5,768,744

Sweden–0.95%

Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	125,763
Securities AB, Sr. Unsec. Medium-Term Euro Notes, 2.75%, 02/28/17	EUR	200,000	255,447
TeliaSonera AB, Sr. Unsec. Medium-Term Euro Notes, 3.63%, 02/14/24	EUR	150,000	201,981
			583,191

Switzerland–1.08%

Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	273,021
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	385,787
			658,808

United Arab Emirates–0.45%

IPIC Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Global Notes, 5.88%, 03/14/21(b)	EUR	200,000	276,219

United Kingdom–13.82%

Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium- Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	363,449
BAA Funding Ltd., Class B, Jr. Sec. Sub. Medium-Term Euro Notes, 7.13%, 02/14/24	GBP	300,000	536,294
Bat International Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/12/15	EUR	450,000	624,067
Centrica PLC, Sr. Unsec. Medium-Term Euro Notes, 4.38%, 03/13/29	GBP	350,000	607,161
Co-Operative Group Ltd., Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20	GBP	300,000	488,829
Direct Line Insurance PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	243,510

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal Amount	Value

United Kingdom–(continued)

Everything Everywhere Finance PLC, Sr. Unsec. Gtd. Medium- Term Euro Notes, 3.50%, 02/06/17	EUR	200,000	$253,890
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	83,264
G4S International Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.88%, 05/02/17	EUR	150,000	188,502
Imperial Tobacco Finance PLC, Series 19, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.38%, 11/22/13	EUR	500,000	642,416
International Power Finance 2010 PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 05/11/17(b)	EUR	150,000	229,524
Lloyds TBS Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	337,675
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.20%, 07/15/42(c)	EUR	500,000	626,313
Royal Bank of Scotland PLC (The), Sr. Sec. Mortgage- Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	370,269
Standard Chartered Bank, Unsec. Sub. Medium-Term Euro Notes, 6.00%, 01/25/18	GBP	500,000	778,279
United Kingdom Treasury, Bonds, 4.25%, 12/07/40	GBP	740,000	1,472,071
4.75%, 12/07/38	GBP	280,000	600,174
			8,445,687
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $56,875,616)			59,233,065

		Shares

Money Market Funds–1.17%

Liquid Assets Portfolio – Institutional Class (e)		356,676	356,676
Premier Portfolio – Institutional Class (e)		356,675	356,675
Total Money Market Funds (Cost $713,351)			713,351
TOTAL INVESTMENTS–98.06% (Cost $57,588,967)			59,946,416
OTHER ASSETS LESS LIABILITIES–1.94%			1,188,580
NET ASSETS–100.00%			$61,134,996

Investment Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
JPY	—Japanese Yen
Jr.	—Junior
KRW	—South Korean Won
NOK	—Norwegian Krona
PLN	—Poland Zloty
REGS	—Regulation S
Sec.	—Secured
SEK	—Swedish Krona
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $2,268,963, which represented 3.71% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2012.

(d)	Perpetual bond with no specified maturity date.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Total Return Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco International Total Return Fund

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Total Return Fund

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$713,351	$—	$—	$713,351
Foreign Debt Securities	—	30,906,364	—	30,906,364
Foreign Government Debt Securities	—	28,326,701	—	28,326,701
	713,351	59,233,065	—	59,946,416
Foreign Currency Contracts*	—	(108,545)	—	(108,545)
Futures*	(84,611)	—	—	(84,611)
Total Investments	$628,740	$59,124,520	$—	$59,753,260
*	Unrealized appreciation (depreciation)

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk
Foreign Currency Contracts	$27,622	$(136,167)
Interest rate risk
Futures contracts (a)	$—	$(84,611)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Instruments for the nine months ended July 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Losses) on Statement of Operations
	Futures *	Foreign Currency Contracts *
Realized Gain
Currency risk	$—	$113,873
Interest rate risk	305,585	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$(106,153)
Interest rate risk	(76,842)	—
Total	$228,743	$7,720
*	The average notional value of futures and foreign currency contracts outstanding during the period was $19,033,016 and $3,002,110, respectively.

                                         Invesco International Total Return Fund

Open Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
09/14/12	Citibank N.A	EUR	1,010,000	USD	1,270,660	$1,243,038	$27,622

Settlement Date	Counterparty	Contract to				Notional Value	Unrealized (Depreciation)
		Deliver		Receive
09/14/12	Bank of America Securities, LLC	CAD	1,500,000	USD	1,470,761	$1,493,956	$(23,195)
09/14/12	State Street Global Markets LLC	AUD	1,140,000	USD	1,127,917	1,192,139	(64,222)
09/14/12	State Street Global Markets LLC	CAD	350,000	USD	341,410	348,589	(7,179)
09/14/12	State Street Global Markets LLC	GBP	260,000	USD	402,880	407,503	(4,623)
09/14/12	State Street Global Markets LLC	SEK	4,400,000	USD	608,474	645,422	(36,948)
							$(136,167)
Total open foreign currency contracts							$(108,545)

Closed Foreign Currency Contracts at Period-End
Closed Date	Counterparty	Contract to				Notional Value	Realized Gain (Loss)
		Deliver		Receive
07/02/12	State Street Global Markets LLC	CAD	1,250,000	USD	1,219,322	$1,227,283	$(7,961)
07/17/12	State Street Global Markets LLC	JPY	50,000,000	USD	630,564	633,215	(2,651)
Total closed foreign currency contracts							$(10,612)
Total foreign currency contracts							$(119,157)

Currency Abbreviations:

AUD — Australian Dollar	JPY — Japanese Yen

CAD — Canadian Dollar	SEK — Swedish Krona

EUR — Euro	USD — U.S. Dollar

GBP — British Pound Sterling

Open Futures Contracts at Period-End
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bond	18	September-2012	$2,376,479	$(33,230)
Euro 30 Year Bonds	11	September-2012	1,854,843	(33,262)
Japan 10 Year Bonds	4	September-2012	737,898	3,510
Subtotal			$4,969,220	$(62,982)
Short Contracts
Canada 10 Year Bonds	5	September-2012	(692,622)	(8,526)
Euro Bonds	15	September-2012	(2,667,533)	8,407
Long Gilt	4	September-2012	(764,090)	(21,510)
U.S. Treasury 10 Year Notes	22	September-2012	(2,962,438)	0
Subtotal			$(7,086,683)	$(21,629)
Total			$(2,117,463)	$(84,611)

                                         Invesco International Total Return Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $48,970,058 and $56,045,604, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,305,330
Aggregate unrealized (depreciation) of investment securities	(947,881)
Net unrealized appreciation of investment securities	$2,357,449

Cost of investments for tax purposes and financial reporting purpose is the same.

NOTE 5 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco International Total Return Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us MS-PGRO-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.58%

Australia–12.70%

Australia & New Zealand Banking Group Ltd.	42,140	$1,036,073
Beach Energy Ltd.	212,591	243,001
Bendigo and Adelaide Bank Ltd.	8,284	71,086
BHP Billiton Ltd.	39,514	1,310,883
Caltex Australia Ltd.	16,274	239,893
Campbell Brothers Ltd.	4,038	196,849
Coca-Cola Amatil Ltd.	11,324	165,357
Commonwealth Bank of Australia	22,375	1,345,602
Crown Ltd.	28,392	250,899
CSL Ltd.	11,525	514,014
Fortescue Metals Group Ltd.	65,248	279,368
GrainCorp Ltd.	22,583	217,404
Iluka Resources Ltd.	18,151	179,083
Insurance Australia Group Ltd.	82,483	325,060
Macmahon Holdings Ltd.	164,215	102,633
Miclyn Express Offshore Pte Ltd.	14,317	27,982
National Australia Bank Ltd.	35,375	923,051
New Hope Corp. Ltd.	12,759	54,358
Newcrest Mining Ltd.	1,602	39,119
Orica Ltd.	11,125	288,914
Rio Tinto Ltd.	4,958	273,808
Santos Ltd.	27,485	307,035
Sigma Pharmaceuticals Ltd.	109,964	69,455
St. Barbara Ltd. (a)(b)	107,777	156,951
Suncorp Group Ltd.	41,995	372,384
Telstra Corp. Ltd.	110,258	463,216
Wesfarmers Ltd.	5,263	179,441
Westpac Banking Corp.	45,761	1,109,581
Woodside Petroleum Ltd.	1,827	64,305
Woolworths Ltd.	7,568	226,689
		11,033,494

China–12.87%

AAC Technologies Holdings Inc.	288,000	836,724
Bank of China Ltd. -Class H	4,168,390	1,588,881
China Construction Bank Corp. -Class H	1,276,840	858,072
China Life Insurance Co., Ltd. -Class H	162,000	445,807
China Mobile Ltd.	120,000	1,401,686
China Shenhua Energy Co. Ltd. -Class H	176,500	657,764
Chongqing Rural Commercial Bank Co., Ltd. -Class H	920,000	356,892
CNOOC Ltd.	185,000	371,902
GOME Electrical Appliances Holdings Ltd.	1,785,160	145,951
Jiangxi Copper Co. Ltd. -Class H	230,000	503,851
Lianhua Supermarket Holdings Ltd. -Class H	434,000	429,867
PetroChina Co. Ltd. -Class H	528,000	660,089
Shimao Property Holdings Ltd.	419,500	598,026
Tencent Holdings Ltd.	36,300	1,077,473
Vinda International Holdings Ltd.	338,000	555,224
Want Want China Holdings Ltd.	385,000	465,046

	Shares	Value

China–(continued)

Weichai Power Co., Ltd. -Class H	75,000	$226,161
		11,179,416

Hong Kong–4.84%

BOC Hong Kong (Holdings) Ltd.	303,500	929,071
Cathay Pacific Airways Ltd.	487,000	804,434
Galaxy Entertainment Group Ltd. (a)	329,000	787,100
Henderson Land Development Co. Ltd.	140,000	811,888
Wharf Holdings Ltd. (The)	151,000	870,283
		4,202,776

India–2.28%

ICICI Bank Ltd.	31,350	538,348
Larsen & Toubro Ltd.	15,680	384,139
State Bank of India	19,684	705,776
Tata Consultancy Services Ltd.	15,925	355,074
		1,983,337

Indonesia–1.23%

PT Bank Mandiri Persero Tbk	792,662	691,128
PT Gudang Garam Tbk	28,000	165,692
PT Telekomunikasi Indonesia Persero Tbk	217,500	208,314
		1,065,134

Japan–37.17%

Amada Co., Ltd.	85,000	445,501
Astellas Pharma Inc.	21,300	1,012,087
Canon Inc.	29,200	977,289
Casio Computer Co., Ltd. (b)	34,400	225,831
Daicel Corp.	102,000	610,241
Daifuku Co., Ltd.	59,000	352,280
Daiichi Sankyo Co., Ltd.	34,100	561,615
Daikin Industries, Ltd.	25,100	680,652
Denki Kagaku Kogyo Kabushiki Kaisha	140,000	459,566
East Japan Railway Co.	10,200	652,332
FamilyMart Co., Ltd.	14,800	700,963
Fuji Machine Manufacturing Co., Ltd.	10,600	172,785
FUJIFILM Holdings Corp.	27,800	495,572
Fujitsu Ltd.	105,000	411,330
Hitachi Capital Corp.	29,800	539,297
Hitachi High-Technologies Corp.	18,100	450,189
Hitachi, Ltd.	170,000	998,950
House Foods Corp.	12,200	203,444
Kaneka Corp.	56,000	287,828
Kurita Water Industries Ltd.	15,800	354,912
Kyocera Corp.	9,600	758,388
Kyudenko Corp.	23,000	131,197
Lintec Corp.	21,800	394,394
Maeda Road Construction Co., Ltd.	17,000	226,133
Marubeni Corp.	118,000	786,697
Minebea Co., Ltd.	113,000	394,175
Mitsubishi Chemical Holdings Corp.	107,000	452,590
Mitsubishi Corp.	51,000	1,007,753
Mitsubishi Estate Co. Ltd.	58,000	1,037,765

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

Mitsubishi Heavy Industries, Ltd.	253,000	$1,019,952
Mitsubishi UFJ Financial Group, Inc.	288,500	1,385,577
Mitsui Mining & Smelting Co., Ltd.	190,000	392,575
Nagase & Co., Ltd.	26,900	309,585
Nifco Inc.	19,000	421,282
Nintendo Co., Ltd.	1,500	166,310
Nippon Meat Packers, Inc.	27,000	353,339
Nippon Steel Corp.	24,000	47,860
Nippon Telegraph & Telephone Corp.	11,500	532,581
Nissan Motor Co., Ltd.	120,500	1,131,242
Nisshinbo Holdings Inc.	27,000	176,634
Obayashi Corp.	141,000	641,839
Ono Pharmaceutical Co., Ltd.	12,500	787,574
ORIX Corp.	6,000	568,270
Pigeon Corp.	4,500	196,451
Ricoh Co., Ltd. (b)	39,000	265,746
Rohm Co. Ltd.	4,000	143,028
Ryosan Co., Ltd.	7,900	145,986
Sanki Engineering Co., Ltd.	22,000	117,771
Sanwa Holdings Corp.	96,000	401,581
Sekisui Chemical Co., Ltd.	79,000	671,790
Seven & I Holdings Co., Ltd.	13,800	436,711
Shin-Etsu Polymer Co., Ltd.	28,300	120,293
Sony Corp.	22,200	270,184
Sumitomo Metal Mining Co., Ltd.	40,000	427,102
Suzuki Motor Corp.	24,300	442,774
TDK Corp.	13,500	508,977
Teijin Ltd.	132,000	385,765
Toho Co., Ltd.	10,100	180,819
Toshiba Corp.	218,000	720,173
Toyo Ink SC Holdings Co., Ltd.	74,000	266,090
Toyoda Gosei Co., Ltd.	11,700	239,160
Toyota Motor Corp.	34,200	1,307,444
Tsubakimoto Chain Co.	81,000	452,708
Yamaha Corp.	31,200	300,875
Yamaha Motor Co., Ltd.	19,300	162,678
Yaskawa Electronic Corp.	55,000	395,482
		32,275,964

Malaysia–1.16%

Axiata Group Berhad	263,300	492,294
Sime Darby Berhad	163,500	512,889
		1,005,183

Philippines–2.55%

Energy Development Corp.	2,621,600	379,243
Megaworld Corp.	12,308,000	663,855
Puregold Price Club, Inc.	1,646,800	1,042,451
Security Bank Corp.	37,500	126,832
		2,212,381

Singapore–1.88%

Capitaland Ltd.	403,000	965,058
Singapore Telecommunications Ltd.	232,000	665,900
		1,630,958

	Shares	Value

South Korea–10.96%

Amorepacific Corp.	784	$710,111
CJ CheilJedang Corp.	2,837	691,021
Hyundai Mobis	2,923	769,348
Hyundai Motor Co.	3,693	767,931
KCC Corp.	1,374	344,021
KT Corp.	14,060	401,075
KT&G Corp.	5,370	395,667
LG Chem Ltd.	679	186,581
NHN Corp.	3,659	887,052
Nongshim Co., Ltd.	3,285	639,462
ORION Corp.	248	196,768
Samsung Electronics Co., Ltd.	2,426	2,786,010
Samsung Life Insurance Co. Ltd.	9,101	745,573
		9,520,620

Taiwan–7.89%

Ali Corp.	339,000	371,283
Compal Electronics Inc.	543,000	507,179
Far EasTone Telecommunications Co., Ltd.	267,000	671,177
Hon Hai Precision Industry Co., Ltd.	289,000	802,028
Largan Precision Co. Ltd.	26,000	528,377
Mega Financial Holdings Co., Ltd.	1,187,000	952,739
E Ink Holdings Inc.	286,000	275,827
Ruentex Development Co., Ltd.	401,000	677,421
Taiwan Cement Corp.	476,000	551,296
Taiwan Semiconductor Manufacturing Co. Ltd.	381,143	1,020,246
Teco Electric and Machinery Co. Ltd.	776,000	491,622
		6,849,195

Thailand–2.03%

Asian Property Development PCL	601,100	140,628
Minor International PCL	1,523,400	754,963
Minor International PCL-NVDR	161,800	80,185
PTT PCL-NVDR	44,200	454,545
Sino Thai Engineering & Construction PCL	634,600	304,907
Sino Thai Engineering & Construction PCL-NVDR	67,800	32,576
		1,767,804

United States–1.02%

iShares MSCI All Country Asia-ex Japan Index Fund-ETF	16,700	884,766
Total Common Stocks & Other Equity Interests (Cost $89,045,664)		85,611,028

Money Market Funds–0.11%

Liquid Assets Portfolio – Institutional Class (c)	46,948	46,948
Premier Portfolio – Institutional Class (c)	46,948	46,948
Total Money Market Funds (Cost $93,896)		93,896
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.69% (Cost $89,139,560)		85,704,924

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.60%

Liquid Assets Portfolio - Institutional Class (Cost $519,480)(c)(d)	519,480	$519,480
TOTAL INVESTMENTS–99.29% (Cost $89,659,040)		86,224,404
OTHER ASSETS LESS LIABILITIES–0.71%		617,854

NET ASSETS–100.00%	$86,842,258

Investment Abbreviations:

ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2012.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Pacific Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                         Invesco Pacific Growth Fund

E.	Foreign Currency Translations–(continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

                                         Invesco Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$463,216	$10,570,278	$—	$11,033,494
China	—	11,179,416	—	11,179,416
Hong Kong	—	4,202,776	—	4,202,776
India	—	1,983,337	—	1,983,337
Indonesia	—	1,065,134	—	1,065,134
Japan	—	32,275,964	—	32,275,964
Malaysia	—	1,005,183	—	1,005,183
Philippines	—	2,212,381	—	2,212,381
Singapore	—	1,630,958	—	1,630,958
South Korea	1,890,201	7,630,419	—	9,520,620
Taiwan	—	6,849,195	—	6,849,195
Thailand	—	1,767,804	—	1,767,804
United States	1,498,142	—	—	1,498,142
Total Investments	$3,851,559	$82,372,845	$—	$86,224,404

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $71,198,844 and $79,469,624, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,251,135
Aggregate unrealized (depreciation) of investment securities	(12,657,533)
Net unrealized appreciation (depreciation) of investment securities	$(7,406,398)
Cost of investments for tax purposes is $93,630,802.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

                                         Invesco Pacific Growth Fund

Invesco Premium Income Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us PIN-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–45.56%

Advertising–0.01%

National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$20,000	$20,800

Aerospace & Defense–0.54%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	55,000	57,750
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	500,000	567,500
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	140,000	149,100
7.13%, 03/15/21	20,000	21,550
		795,900

Air Freight & Logistics–0.14%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	200,000	201,560

Airlines–1.11%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	510,006	515,106
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	152,679	156,878
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	221,968	222,523
Delta Air Lines Pass Through Trust, Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	400,000	410,000
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	85,000	86,381
UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	191,950	187,631
US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	20,000	21,038
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	20,000	20,500
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	25,000	25,562
		1,645,619

	Principal Amount	Value

Alternative Carriers–0.47%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$150,000	$159,375
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	500,000	532,500
		691,875

Aluminum–0.17%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	248,906

Apparel Retail–0.58%

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	250,000	263,906
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	500,000	516,250
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	75,000	78,469
		858,625

Apparel, Accessories & Luxury Goods–0.90%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	115,000	123,912
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	305,000	297,375
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	500,000	538,750
6.88%, 05/01/22	50,000	51,750
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	350,000	326,594
		1,338,381

Asset Management & Custody Banks–0.12%

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	110,000	115,500
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	60,000	62,250
		177,750

Auto Parts & Equipment–0.36%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	500,000	528,750

Automobile Manufacturers–0.33%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	250,000	261,875
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	190,000	236,550
		498,425

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Broadcasting–0.22%

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	$140,000	$134,225
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes,8.88%, 12/01/18(b)	225,000	199,125
		333,350

Building Products–0.83%

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	274,375
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	40,000	41,750
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	380,000	387,600
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	135,000	143,606
Sr. Unsec. Notes, 9.75%, 01/15/18	365,000	390,094
		1,237,425

Cable & Satellite–0.86%

DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	190,000	191,900
5.88%, 07/15/22(b)	45,000	45,787
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	500,000	536,251
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	75,000	80,437
Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	250,000	266,009
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	150,000	154,500
		1,274,884

Casinos & Gaming–2.05%

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	450,000	333,000
Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	15,000	15,525
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	184,520	195,591
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	140,000	148,400
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,000,000	1,035,000
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	233,000	241,155
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(c)	95,000	92,625
Sr. Sec. Notes, 9.13%, 02/01/15(b)	638,000	647,570

	Principal Amount	Value

Casinos & Gaming–(continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	$340,000	$343,825
		3,052,691

Coal & Consumable Fuels–0.02%

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	30,000	27,225

Communications Equipment–0.29%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	250,000	226,250
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	50,000	39,625
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	150,000	162,562
		428,437

Computer & Electronics Retail–0.18%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	250,000	271,250

Construction & Engineering–0.38%

Odebrecht Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 5.13%, 06/26/22(b)	200,000	203,750
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	350,000	360,062
		563,812

Construction & Farm Machinery & Heavy Trucks–0.60%

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	250,000	253,750
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	455,000	426,562
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	200,000	208,250
		888,562

Construction Materials–0.42%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	400,000	398,096
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	215,000	227,900
		625,996

Consumer Finance–1.07%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	130,000	134,550
8.00%, 03/15/20	950,000	1,138,812
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	285,000	317,775
		1,591,137

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Data Processing & Outsourced Services–0.43%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	$345,000	$371,737

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	250,000	266,250
		637,987

Department Stores–0.09%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	150,000	134,438

Distillers & Vintners–0.12%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	85,000	98,600
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	70,000	78,050
		176,650

Diversified Banks–1.90%

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	270,000	268,988
Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	211,548
Banco Davivienda S.A. (Colombia), Sub. Notes, 5.88%, 07/09/22(b)	250,000	257,228
Banco de Credito Del Peru (Peru), Sr. Unsec. Sub. Notes, 6.13%, 04/24/27(b)	190,000	206,345
Banco GNB Sudameris S.A. (Colombia), Unsec. Notes, 7.50%, 07/30/22(b)	200,000	211,609
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	300,000	317,647
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.50%, 03/10/16(b)	400,000	414,158
DBS Bank Ltd. (Singapore), Unsec. Sub. Notes, 3.63%, 09/21/22(b)	300,000	303,602
Nomos Bank Via Nomos Capital PLC (Russia), Sub. Notes, 10.00%, 04/26/19(b)	200,000	200,607
State Bank of India (India), Sr. Unsec. Notes, 4.13%, 08/01/17(b)	200,000	199,811
Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Bonds, 4.88%, 07/19/17(b)	240,000	238,590
		2,830,133

Diversified Metals & Mining–0.45%

Corporacion Nacional del Cobre de Chile (Chile), Sr. Unsec. Notes, 3.00%, 07/17/22(b)	200,000	200,423
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	65,000	44,378
Volcan Cia Minera S.A.A. (Peru), Sr. Unsec. Notes, 5.38%, 02/02/22(b)	390,000	421,114
		665,915

	Principal Amount	Value

Electric Utilities–0.39%

Comision Federal de Electridad (Mexico), Sr.Unsec. Notes, 5.75%, 02/14/42(b)	$300,000	$339,889
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	200,000	245,147
		585,036

Electronic Manufacturing Services–0.10%

Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	35,000	34,997
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	110,000	109,725
		144,722

Environmental & Facilities Services–0.02%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/20(b)	30,000	30,975

Gas Utilities–0.14%

Transportadora de Gas Internacional S.A. ESP (Colombia), Sr. Unsec. Notes, 5.70%, 03/20/22(b)	200,000	210,402

Gold–0.14%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	200,000	206,000

Health Care Equipment–0.02%

Biomet Inc., Sr. Unsec. Notes, 6.50%, 08/01/20(b)	30,000	30,900

Health Care Facilities–1.00%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	340,000	368,050
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	150,000	163,875
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	140,000	131,950
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(c)	305,000	300,425
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	500,000	527,500
		1,491,800

Health Care Services–0.07%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	100,000	100,500

Health Care Technology–0.09%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	133,000	141,645

Homebuilding–0.85%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	210,000	210,000
Corporacion GEO SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 8.88%, 03/27/22(b)	200,000	209,848

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Homebuilding-(continued)

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	$250,000	$261,250
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	55,000	55,687
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	250,000	272,500
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	200,000	211,000
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	42,800
		1,263,085

Hotels, Resorts & Cruise Lines–0.38%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	10,000	10,687
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 06/15/16	500,000	556,250
		566,937

Household Products–0.24%

Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	257,188
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	100,000	106,750
		363,938

Housewares & Specialties–0.06%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	90,000	96,300

Hypermarkets & Super Centers–0.14%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 5.50%, 01/20/21(b)	200,000	214,847

Independent Power Producers & Energy Traders–0.75%

AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	500,000	582,500
Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	110,000	119,625
7.50%, 02/15/21(b)	165,000	183,975
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	210,000	224,175
		1,110,275

Industrial Conglomerates–0.21%

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	300,000	312,000

Industrial Machinery–0.05%

Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	50,000	51,625
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	20,000	20,700
		72,325

	Principal Amount	Value

Integrated Oil & Gas–1.86%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	$300,000	$315,825
6.00%, 01/23/21(b)	200,000	222,375
Sr. Unsec. Notes, 4.95%, 07/19/22(b)	200,000	207,250
IPIC GMTN Ltd. (United Arab Emirates), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	300,000	336,375
KazMunayGas National Co. (Kazakhstan), Sr. Unsec. Bonds, 7.00%, 05/05/20(b)	620,000	723,653
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	70,000	78,126
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	168,605
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.50%, 06/27/44(b)	300,000	331,033
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	300,000	383,978
		2,767,220

Integrated Telecommunication Services–0.22%

Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Notes, 6.25%(b)(d)(e)	300,000	324,813

Internet Software & Services–0.38%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	500,000	558,750

Leisure Products–0.17%

Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	250,000	250,625

Movies & Entertainment–0.22%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	250,000	271,875
Carmike Cinemas Inc., Sec. Gtd. Global Notes, 7.38%, 05/15/19	55,000	58,163
		330,038

Multi-Line Insurance–0.96%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	500,000	572,500
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	350,000	386,750
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	250,000	262,500
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	150,000	206,049
		1,427,799

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Drilling–0.01%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	$12,000	$12,810

Oil & Gas Equipment & Services–0.50%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	500,000	517,500
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	25,000	25,250
6.75%, 03/01/21(b)	195,000	196,950
		739,700

Oil & Gas Exploration & Production–2.77%

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	250,000	271,250
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	40,000	41,800
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	240,000	239,700
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	190,000	189,288
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 07/15/22	175,000	177,625
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	65,000	69,875
Continental Resources Inc., Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	215,000	224,675
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	90,000	91,350
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	295,000	267,712
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	100,000	97,000
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	20,000	20,950
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	500,000	519,687
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	248,000	265,515
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	70,000	71,050
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	177,277
8.38%, 04/01/22(b)	200,000	168,033
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 6.00%, 05/03/42(b)	250,000	269,227
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	275,000	286,000
6.63%, 05/01/21	50,000	53,125
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	85,000	87,338
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	170,000	175,950

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

SM Energy Co., Sr. Unsec. Global Notes, 6.63%, 02/15/19	$30,000	$31,200
6.50%, 11/15/21	130,000	134,550
Sr. Unsec. Notes, 6.50%, 01/01/23(b)	40,000	41,200
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	130,000	139,588
		4,110,965

Oil & Gas Refining & Marketing–0.40%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	60,000	59,250
Reliance Holdings USA Inc. (India), Sr. Unsec. Gtd. Notes, 5.40%, 02/14/22(b)	250,000	260,101
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	255,000	269,981
		589,332

Oil & Gas Storage & Transportation–0.96%

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	325,000	338,812
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr.Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	135,000	133,481
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	287,188
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	315,000	337,050
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	70,000	74,900
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	65,000	68,900
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	180,000	184,500
		1,424,831

Other Diversified Financial Services–0.29%

Corp Financiera de Desarrollo S.A. (Peru), Sr. Unsec. Notes, 4.75%, 02/08/22(b)	300,000	328,443
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	105,000	111,300
		439,743

Packaged Foods & Meats–0.36%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	135,000	134,662
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22(b)	150,000	163,152

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	$155,000	$162,750
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	70,000	73,063
		533,627

Paper Packaging–0.11%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	155,000	162,363

Paper Products–0.34%

Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	500,000	504,063

Pharmaceuticals–0.18%

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	250,000	273,750

Railroads–0.29%

Georgian Railway JSC, Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	208,118
Kazakhstan Temir Zholy Finance B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 6.95%, 07/10/42(b)	200,000	221,585
		429,703

Real Estate Development–0.45%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Notes, 11.13%, 02/23/18(b)	400,000	421,000
Franshion Development Ltd. (China), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	250,000	243,362
		664,362

Regional Banks–0.93%

CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	335,000	354,262
Sr. Unsec. Gtd. Notes, 7.00%, 05/02/17(b)	42,230	42,547
Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	35,000	36,553
Sr. Unsec. Notes, 5.00%, 05/15/17	35,000	36,750
5.50%, 02/15/19(b)	215,000	225,750
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	350,000	372,750
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	70,000	76,300
Unsec. Sub. Global Notes, 5.13%, 06/15/17	250,000	239,688
		1,384,600

Research & Consulting Services–0.11%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	150,000	158,625

	Principal Amount	Value

Semiconductor Equipment–0.38%

Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	$230,000	$235,750
6.63%, 06/01/21	70,000	69,825
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	250,000	260,625
		566,200

Semiconductors–0.32%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	125,000	135,000
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	350,00	339,500
		474,500

Soft Drinks–0.20%

Ajecorp B.V. (Spain), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	280,000	294,138

Sovereign Debt–8.91%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	850,000	728,875
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	280,000	303,100
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	280,000	388,500
Dominican Republic International Bond (Mult. Countries), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	327,893	367,240
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 7.63%, 03/29/41	350,000	368,375
Indonesia Government International Bond (Indonesia),
Sr. Unsec. Bonds, 7.75%, 01/17/38(b)	400,000	593,000
Unsec. Notes, 3.75%, 04/25/22(b)	200,000	210,500
Lithuania Government International Bond (Lithuania),
Sr. Unsec. Notes, 6.13%, 03/09/21(b)	250,000	287,200
6.63%, 02/01/22(b)	200,000	238,050
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	260,000	285,392
Namibia International Bonds (Mult. Countries), Sr. Unsec. Notes, 5.50%, 11/03/21(b)	200,000	212,000
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	480,000	573,600
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	400,000	413,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	200,000	348,500
Philippine Government International Bond (Philippines),
Sr. Unsec. Global Bonds, 6.38%, 10/23/34	400,000	545,000

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

5.00%, 01/13/37	$300,000	$351,000
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	405,000	465,750
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21(b)	700,000	420,000
Republic of Latvia (Latvia), Sr. Unsec. Notes, 5.25%, 02/22/17(b)	200,000	210,500
5.25%, 06/16/21(b)	350,000	367,063
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22(b)	160,000	169,800
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 5.00%, 04/29/20(b)	200,000	227,400
Senegal Government International Bond (Supranational), Sr. Unsec. Notes, 8.75%, 05/13/21(b)	270,000	302,076
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	300,000	313,500
REGS, Unsec. Euro Notes, 7.40%, 01/22/15(b)	250,000	269,375
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 6.25%, 09/26/22	550,000	657,937
6.75%, 05/30/40	350,000	440,563
Unsec. Global Notes, 6.00%, 01/14/41	200,000	231,750
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	575,000	518,794
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	500,000	732,500
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 11.95%, 08/05/31(b)	320,000	299,600
REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	1,000,000	702,500
Vietnam Government International Bond, Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	200,000	219,185
Vnesheconcombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	218,500
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	260,159
		13,240,784

Specialized Consumer Services–0.14%

Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	207,500

Specialized Finance–0.82%

Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	150,000	151,125

	Principal Amount	Value

Specialized Finance–(continued)
Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	$310,000	$327,050
7.63%, 04/15/20	35,000	37,538
International Lease Finance Corp., Sr. Unsec. Global Notes, 8.75%, 03/15/17	500,000	579,687
Series R, Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	25,000	25,875
Sr. Unsec. Notes, 8.25%, 12/15/20	80,000	94,450
		1,215,725

Specialized REIT’s–0.11%

Host Hotels & Resorts L.P., Sr. Unsec. Notes, 5.25%, 03/15/22(b)	150,000	159,750

Specialty Chemicals–0.28%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	150,000	141,750
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	250,000	271,875
		413,625

Specialty Stores–0.18%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	250,000	268,750

Steel–0.56%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%, 02/25/22	40,000	40,319
Evraz Group S.A. (Russia), Unsec. Notes, 7.40%, 04/24/17(b)	200,000	199,966
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/15(b)	55,000	56,375
6.38%, 02/01/16(b)	125,000	125,313
Sr. Unsec. Notes, 6.88%, 04/01/22(b)	335,000	331,750
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	75,000	72,188
		825,911

Technology Distributors–0.09%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	125,000	130,313

Trading Companies & Distributors–0.13%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	70,000	74,550
UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	10,000	10,475
Sr. Unsec. Global Notes, 8.25%, 02/01/21	100,000	108,000
		193,025

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal Amount	Value

Trucking–0.74%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.97%, 05/15/14(c)	$195,000	$193,294
Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	60,000	64,800
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	260,000	280,800
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	500,000	528,125
7.50%, 10/15/18	30,000	32,662
		1,099,681

Wireless Telecommunication Services–1.90%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	120,000	113,700
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	375,000	360,937
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	250,000	254,687
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	50,000	51,000
7.88%, 09/01/18	500,000	531,562
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	75,000	67,688
Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	40,000	43,800
9.00%, 11/15/18(b)	500,000	586,250
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	400,000	392,000
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	500,000	416,250
		2,817,874
Total U.S. Dollar Denominated Bonds and Notes (Cost $64,510,832)		67,683,665

	Shares

Preferred Stocks–28.53%

Asset Management & Custody Banks–0.26%

Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	1,900	54,986
Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	5,400	142,560
BNY Capital V, Series F, 5.95% Jr. Sub. Pfd.	7,100	182,825
		380,371

Automobile Manufacturers–0.11%

Ford Motor Co., Series A, 7.50% Sr. Unsec. Pfd.	6,200	168,640

Consumer Finance–1.00%

Ally Financial Inc., 7.30% Sr. Unsec. Pfd.	15,000	361,650
7.38% Sr. Pfd.	11,600	280,488
Capital One Capital II, 7.50% Jr. Gtd. Sub. Pfd.	3,300	84,447

	Shares	Value

Consumer Finance–(continued)

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	25,600	$624,128
SLM Corp., 6.00% Sr. Unsec. Pfd.	5,400	131,166
		1,481,879

Diversified Banks–5.71%

Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	21,100	538,894
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	43,400	1,114,946
HSBC Holdings PLC (United Kingdom), 8.13% Pfd.	25,600	671,488
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	65,600	1,814,496
Lloyds Banking Group PLC (United Kingdom), 7.75% Pfd.	9,100	245,882
Royal Bank of Scotland PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	15,600	$300,456
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	45,190	991,469
Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Gtd. Sub. Pfd.	9,900	259,578
US Bancorp, Series F, 6.50% Pfd.	28,300	820,983
Wells Fargo & Co., Series J, 8.00% Pfd.	56,000	1,716,960
		8,475,152

Diversified Capital Markets–1.24%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Gtd. Sub. Pfd.	31,200	812,448
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Gtd. Sub. Pfd.	38,700	1,028,259
		1,840,707

Diversified REIT’s–0.43%

PS Business Parks, Inc., Series P, 6.70% Pfd.	2,800	70,952
PS Business Parks, Inc., Series S, 6.45% Pfd.	2,400	64,560
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	9,100	256,438
Vornado Realty Trust, Series J, 6.88% Pfd.	9,100	247,065
		639,015

Electric Utilities–1.44%

Alabama Power Co., 5.63% Pfd.	13,700	358,769
American Electric Power Co. Inc., 8.75% Jr. Unsec. Pfd.	3,300	90,882
BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	2,700	69,012
Constellation Energy Group Inc., Series A, 8.63% Jr. Unsec. Gtd. Sub. Pfd.	4,800	127,824

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Shares	Value

Electric Utilities–(continued)

Entergy Louisiana LLC, 5.25% Sr. Sec. Mortgage Pfd.	2,200	$57,860
Entergy Mississippi Inc., 6.00% Sr. Sec. Mortgage Pfd.	5,200	150,176
Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	5,400	159,570
Interstate Power & Light Co., Series B, 8.38% Pfd.	1,400	38,850
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Gtd. Sub. Pfd.	3,600	95,580
NextEra Energy Capital Holdings Inc., Series F, 8.75% Jr. Unsec. Gtd. Sub. Pfd.	13,500	387,045
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Gtd. Sub. Pfd.	4,200	113,736
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	31,490
SCE Trust I, 5.63% Jr. Gtd. Sub. Pfd.	11,700	310,869
Xcel Energy Inc., 7.60% Jr. Unsec. Sub. Pfd.	5,400	144,018
		2,135,681

Industrial Machinery–0.15%

Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	8,600	223,084

Integrated Telecommunication Services–0.39%

Qwest Corp., 7.00% Sr. Unsec. Pfd.	4,500	120,285
7.00% Sr. Unsec. Pfd.	5,300	141,351
7.38% Sr. Unsec. Pfd.	6,100	167,750
7.50% Sr. Unsec. Pfd.	5,700	155,553
		584,939

Investment Banking & Brokerage–1.10%

BGC Partners Inc., 8.13% Sr. Pfd.	1,100	28,743
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	5,400	143,208
Goldman Sachs Group, Inc. (The),
6.13% Sr. Unsec. Pfd.	10,100	263,913
6.50% Sr. Unsec. Pfd.	13,200	356,532
Goldman Sachs Group, Inc. (The), Series B, 6.20% Pfd.	3,800	95,304
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	22,300	557,054
Raymond James Financial Inc., 6.90% Sr. Pfd.	4,500	122,310
Stifel Financial Corp., 6.70% Sr. Pfd.	2,300	62,997
		1,630,061

Life & Health Insurance–1.49%

Aegon N.V., (Netherlands),
6.38% Unsec. Sub. Pfd.	32,300	809,115
8.00% Jr. Unsec. Sub. Pfd.	6,800	183,192
MetLife Inc., Series B, 6.50% Pfd.	19,300	493,115
Principal Financial Group Inc., Series B, 6.52% Pfd.	5,200	142,948
Protective Life Corp., 6.25% Jr. Unsec. Sub. Pfd.	5,500	143,495

	Shares	Value

Life & Health Insurance–(continued)

Prudential Financial Inc., 9.00% Jr. Sub. Pfd.	9,700	$260,542
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	7,100	182,896
		2,215,303

Multi-Line Insurance–1.10%

Allianz SE (Germany), 8.38% Unsec. Sub. Pfd.	21,200	559,150
American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	5,200	138,268
American International Group Inc., 7.70% Jr. Unsec. Sub. Deb. Pfd.	19,000	482,790
Aviva PLC (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	5,400	149,310
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.	11,035	305,669
		1,635,187

Multi-Utilities–0.21%

Dominion Resources Inc., Series A, 8.38% Pfd.	6,500	187,525
DTE Energy Co., 6.50% Jr. Sub. Deb. Pfd.	2,700	77,247
SCANA Corp., 7.70% Jr. Sub. Pfd.	1,400	40,082
		304,854

Office REIT’s–0.21%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,400	36,708
CommonWealth REIT, 5.75% Sr. Unsec. Pfd.	4,900	121,177
Digital Realty Trust Inc., Series F 6.63% Pfd.	4,900	128,625
Kilroy Realty Corp., Series G 6.88% Pfd.	1,000	26,300
		312,810

Oil & Gas Exploration & Production–0.08%

Nexen Inc. (Canada), 7.35% Sr. Unsec. Sub. Pfd.	4,900	123,970

Other Diversified Financial Services–9.85%

BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	9,500	237,880
Bank of America Corp.,
Series 3, 6.38% Pfd.	19,800	493,614
Series 8,, 8.63% Pfd.	50,400	1,315,944
Series D, 6.20% Pfd.	17,000	422,960
Series H, 8.20% Pfd.	46,900	1,202,985
Series I, 6.63% Pfd.	15,900	417,375
Series J, 7.25% Pfd.	29,000	733,700
Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	92,800	2,541,792
Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	21,100	525,390

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Shares	Value

Other Diversified Financial Services–(continued)

Credit Suisse AG/Guernsey (Switzerland), 7.90% Jr. Unsec. Sub. Pfd.	16,100	$423,108
General Electric Capital Corp., 5.88% Sr. Unsec. Pfd.	25,600	670,720
6.00% Sr. Unsec. Pfd.	26,800	680,988
ING Groep NV (Netherlands), 7.38% Unsec. Sub. Pfd.	29,000	723,550
8.50% Unsec. Sub. Pfd.	48,000	1,244,640
JPMorgan Chase & Co., Series J, 8.63% Pfd.	62,100	1,676,079
JPMorgan Chase Capital XXIX, 6.70% Sub. Pfd.	23,400	620,100
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	28,300	705,802
		14,636,627

Property & Casualty Insurance–0.33%

Aspen Insurance Holdings Ltd., 7.25% Pfd.	2,800	73,696
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	5,800	144,942
Axis Capital Holdings Ltd., Series A, 7.25% Pfd.	2,600	68,770
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	4,200	115,080
Berkley W.R. Capital Trust II, 6.75% Jr. Gtd. Sub. Pfd.	2,600	65,416
Selective Insurance Group Inc., 7.50% Jr. Sub. Pfd.	1,000	25,410
		493,314

Real Estate Operating Companies–0.04%

Forest City Enterprises Inc., 7.38% Sr. Unsec. Pfd.	2,500	59,450

Regional Banks–1.36%

BB&T Corp., 5.85% Pfd.	6,700	176,478
BB&T Corp., Series E, 5.63% Pfd.	17,170	434,744
First Niagara Financial Group Inc., Series B, 8.63% Sec. Pfd.	3,700	109,520
First Republic Bank, Series A, 6.70% Pfd.	2,000	53,080
First Republic Bank, Series B, 6.20% Pfd.	2,100	54,936
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	17,600	480,656
Regions Financing Trust III, 8.88% Jr. Gtd. Sub. Pfd.	3,600	93,312
TCF Financial Corp., 7.50% Pfd.	1,900	49,704
Zions Bancorp., Series C, 9.50% Pfd.	21,530	571,622
		2,024,052

Reinsurance–0.45%

Arch Capital Group Ltd., Series C, 6.75% Pfd.	3,400	92,242
Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,900	51,186

	Shares	Value

Reinsurance–(continued)

Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	2,200	$57,882
Everest Re Capital Trust II, Series B 6.20% Jr. Unsec. Gtd. Sub. Pfd.	3,100	78,275
PartnerRe Ltd., Series E, 7.25% Pfd.	7,700	212,982
RenaissanceRe Holdings Ltd., Series D, 6.60% Pfd.	7,100	180,340
		672,907

Residential REIT’s–0.02%

Equity Residential, Series N, 6.48% Pfd.	1,400	35,196

Retail REIT’s–0.46%

DDR Corp., Series J, 6.50% Pfd.	2,300	57,155
Kimco Realty Corp., Series G, 7.75% Pfd.	8,600	218,698
Kimco Realty Corp., Series I, 6.00% Pfd.	3,700	95,645
National Retail Properties Inc., Series D 6.63% Pfd.	2,600	68,380
Realty Income Corp., Series E, 6.75% Pfd.	3,300	83,985
Realty Income Corp., Series F, 6.63% Pfd.	3,200	86,784
Regency Centers, Series 6, 6.63% Pfd.	2,600	69,348
		679,995

Specialized Finance–0.08%

KKR Financial Holdings LLC., 8.38% Pfd.	4,400	124,388

Specialized REIT’s–0.85%

Health Care REIT, Inc., Series J, 6.50% Pfd.	3,000	80,820
Hospitality Properties Trust, Series D 7.13% Pfd.	6,300	169,659
Public Storage, Series Q, 6.50% Pfd.	32,200	910,294
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	4,000	98,000
		1,258,773

Wireless Telecommunication Services–0.17%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	6,000	166,860
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	3,300	89,925
		256,785
Total Preferred Stocks (Cost $40,280,315)		42,393,140

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

		Principal Amount	Value

U.S. Treasury Securities–13.99%

U.S. Treasury Bills–0.64%

0.13%, 11/15/12(f)(g)		$950,000	$949,679

U.S. Treasury STRIPS–13.35%

3.15%, 11/15/40(f)		18,350,000	8,521,281
3.25%, 11/15/40(f)		2,500,000	1,160,938
3.28%, 11/15/40(f)		18,000,000	8,358,750
3.31%, 11/15/40(f)		3,850,000	1,787,844
			19,828,813
Total U.S. Treasury Securities (Cost $18,173,796)			20,778,492

Non-U.S. Dollar Denominated Bonds & Notes–0.73%(h)

Canada–0.13%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	73,280
Great Canadian Gaming Corp., Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	120,000	121,585
			194,865

Czech Republic–0.09%

Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	128,545

Luxembourg–0.11%

Codere Finance Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	170,000	169,385

Mexico–0.04%

Cemex Finance Europe B.V., Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	57,968

Spain–0.20%

Cirsa Funding Luxembourg S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	103,021
Ono Finance II PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19(b)	EUR	200,000	191,896
			294,917

Switzerland–0.07%

Schmolz + Bickenbach Luxembourg S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	100,000	111,632

United Kingdom–0.09%

Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	128,545
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,112,788)			1,085,857

	Shares	Value

Money Market Funds–8.47%

Liquid Assets Portfolio – Institutional Class (i)	6,288,047	$6,288,047
Premier Portfolio – Institutional Class (i)	6,288,047	6,288,047
Total Money Market Funds (Cost $12,576,094)		12,576,094
TOTAL INVESTMENTS–97.28% (Cost $136,653,825)		144,517,248
OTHER ASSETS LESS LIABILITIES–2.72%		4,048,250
NET ASSETS–100.00%		$148,565,498

Investment Abbreviations:
CAD	—Canadian Dollar
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $31,371,630, which represented 21.17% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2012.

(d)	Perpetual bond with no specified maturity date.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Premium Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Premium Income Fund

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a

                                         Invesco Premium Income Fund

G.	Swap Agreements–(continued)

Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$53,368,891	$1,600,343	$—	$54,969,234
U.S. Treasury Securities	—	20,778,492	—	20,778,492
Foreign Government Debt Securities	—	13,240,784	—	13,240,784
Corporate Debt Securities	—	55,528,738	—	55,528,738
	53,368,891	91,148,357	—	144,517,248
Foreign Currency Contracts*	—	36,493	—	36,493
Futures*	450,447	—	—	450,447
Swap Agreements*	—	79,203	—	79,203
Total Investments	$53,819,338	$91,264,053	$—	$145,083,391
*	Unrealized appreciation.

                                         Invesco Premium Income Fund

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Credit Default Swaps	$79,203	$—
Currency risk
Foreign Currency Contracts	36,493	—
Interest rate risk
Futures contracts (a)	496,275	(45,828)
(a)	Includes cumulative appreciation (depreciation) of future contracts.

Effect of Derivative Instruments for the period December 14, 2011 (commencement date) to July 31, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations
	Futures *	Foreign Currency Contracts *	Swap Agreements *
Realized Gain
Credit risk	$—	$—	$441,557
Currency risk	—	17,704	—
Interest rate risk	1,295,843	—	—
Change in Unrealized Appreciation
Credit risk	$—	$—	$79,203
Currency risk	—	36,493	—
Interest rate risk	450,447	—	—
Total	$1,746,290	$54,197	$520,760

* The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $18,806,574, $549,892, and $10,890,000, respectively.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury Long Bonds	230	September-2012	$34,737,188	$450,447

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation
	Counterparty	Deliver		Receive
08/09/12	RBC Dain Rauscher	EUR	708,000	USD	907,489	$870,996	$36,493

                                         Invesco Premium Income Fund

Closed Foreign Currency Contracts

Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain
05/16/12	RBC Dain Rauscher	EUR	3,000	USD	3,917	$3,821	$96
05/24/12	RBC Dain Rauscher	EUR	21,000	USD	27,418	26,463	955
06/19/12	RBC Dain Rauscher	EUR	20,000	USD	26,112	25,316	796
07/10/12	RBC Dain Rauscher	EUR	102,000	USD	133,171	125,352	7,819
Total closed foreign currency contracts							$9,666
Total foreign currency contracts							$46,159

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value (000)	Upfront Payments	Unrealized Appreciation
JPMorgan Chase N.A.	Markit CDX North America, High Yield Index Series 17	Sell	5.00%	12/20/16	5.48%	$7,680	$216,147	$79,203

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 14, 2011 (commencement date) to July 31, 2012 was $160,126,903 and $55,047,869, respectively.

During the same period, purchases and sales of U.S. Treasury obligations were $44,886,898 and $27,885,016. In a Fund’s initial year of operations, the cost of investments for tax purpose will not reflect any adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,402,921
Aggregate unrealized (depreciation) of investment securities	(539,498)
Net unrealized appreciation of investment securities	$7,863,423
Cost of investments is the same for tax and financial statement purposes.

NOTE 5 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Premium Income Fund

Invesco Select Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund was renamed Invesco Select Companies Fund.
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us SCO-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–72.00%

Advertising–0.97%

Arbitron Inc.	337,759	$11,845,208

Aerospace & Defense–0.23%

Cubic Corp.	58,768	2,842,608

Aluminum–0.01%

Cymat Technologies Ltd. (Canada)(b)	2,497,500	87,151

Apparel, Accessories & Luxury Goods–0.17%

Hampshire Group, Ltd. (b)(c)	592,824	2,068,956

Application Software–1.84%

Solera Holdings Inc.	573,968	22,413,450

Automotive Retail–2.43%

Lithia Motors, Inc. -Class A	1,060,626	29,549,040

Commodity Chemicals–1.37%

Chemtrade Logistics Income Fund (Canada)	1,045,784	16,682,497

Computer Storage & Peripherals–3.45%

Synaptics Inc. (b)	1,595,207	42,081,561

Data Processing & Outsourced Services–8.30%

Alliance Data Systems Corp. (b)	380,637	49,482,810
Lender Processing Services, Inc.	2,090,321	51,568,219
		101,051,029

Education Services–2.93%

American Public Education Inc. (b)(c)	1,423,005	35,731,656

Electric Utilities–2.17%

Generac Holdings, Inc. (b)	1,156,560	26,392,699

Electrical Components & Equipment–3.23%

Regal-Beloit Corp.	611,538	39,364,701

Health Care Supplies–6.03%

Alere, Inc. (b)	2,202,288	41,557,175
Cooper Cos., Inc. (The)	423,324	31,859,364
		73,416,539

Internet Retail–0.73%

Nutrisystem, Inc.	852,502	8,938,483

Investment Companies - Exchange Traded Funds–0.00%

Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0) (b)	69,374	0

	Shares	Value

IT Consulting & Other Services–3.39%

Booz Allen Hamilton Holding Corp.	2,024,986	$35,295,506
NCI, Inc. -Class A (b)(c)	1,019,293	6,044,408
		41,339,914

Leisure Products–0.94%

MEGA Brands Inc. (Canada)(b)(c)	1,328,164	9,388,515
MEGA Brands Inc. -Wts. Expiring 03/30/15 (Canada)(b)	12,488,000	2,116,610
		11,505,125

Life Sciences Tools & Services–4.01%

Charles River Laboratories International, Inc. (b)	1,434,633	48,820,561

Oil & Gas Equipment & Services–3.67%

ION Geophysical Corp. (b)	6,723,091	44,708,555

Oil & Gas Exploration & Production–3.24%

Ultra Petroleum Corp. (b)	1,663,057	39,514,234

Publishing–4.04%

John Wiley & Sons, Inc. -Class A	1,032,487	49,198,006

Real Estate Services–3.18%

FirstService Corp. (Canada)(b)(c)	1,450,295	38,795,030

Semiconductors–8.94%

International Rectifier Corp. (b)(c)	4,665,228	79,495,485
Microsemi Corp. (b)	1,516,834	29,365,906
		108,861,391

Systems Software–2.39%

Rovi Corp. (b)	2,171,616	29,056,222

Technology Distributors–2.73%

Brightpoint, Inc. (b)(c)	3,706,041	33,243,188

Trucking–1.61%

Con-way Inc.	550,873	19,622,096
Total Common Stocks & Other Equity Interests (Cost $878,104,463)		877,129,900

Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.49%

Leisure Products–0.49%

MEGA Brands Inc. (Canada) –Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $5,728,134) (d)	CAD	5,880,503	6,010,073

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

	Shares	Value

Preferred Stock–0.16%

Real Estate Services–0.16%

FirstService Corp. (Canada), Series 1, 7.00% Pfd. (Cost $1,880,000)(b)	75,200	$1,917,600

Money Market Funds–27.29%

Liquid Assets Portfolio – Institutional Class (e)	166,231,106	166,231,106
Premier Portfolio – Institutional Class (e)	166,231,106	166,231,106
Total Money Market Funds (Cost $332,462,212)		332,462,212
TOTAL INVESTMENTS–99.94% (Cost $1,218,174,809)		1,217,519,785
OTHER ASSETS LESS LIABILITIES–0.06%		746,407

NET ASSETS–100.00%	$1,218,266,192

Investment Abbreviations:

CAD	—Canadian Dollar
Deb.	—Debentures
Gtd.	—Guaranteed
Pfd.	—Preferred
Sec.	—Secured
Sr.	—Senior
Wts.	—Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2012 was $204,767,238, which represented 16.81% of the Fund’s Net Assets. See Note 3.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Select Companies Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Select Companies Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,211,509,712	$—	$0	$1,211,509,712
Foreign Corporate Debt Securities	—	6,010,073	—	6,010,073
Total Investments	$1,211,509,712	$6,010,073	$0	$1,217,519,785

NOTE 3 — Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2012.

	Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/12	Dividend Income
Advanced Analogic Technologies Inc.	$10,699,440	$—	$(14,233,200)	$(2,754,126)	$6,287,886	$—	$—
American Public Education Inc.	—	45,933,465	—	(10,201,809)	—	35,731,656	—
Brightpoint, Inc	41,138,924	31,656,159	(32,893,025)	(5,029,644)	(1,629,226)	33,243,188	—
FirstService Corp.	28,874,703	10,487,111	—	(566,784)	—	38,795,030	—
Hampshire Group, Ltd.	1,689,548	—	—	379,408	—	2,068,956	—
International Rectifier Corp.	58,324,905	45,183,954	—	(24,013,374)	—	79,495,485	—
MEGA Brands Inc.	10,806,540	655,785	—	(2,073,810)	—	9,388,515	—
NCI, Inc.-Class A	9,941,090	3,487,432	—	(7,384,114)	—	6,044,408	—
Total	$161,475,150	$137,403,906	$(47,126,225)	$(51,644,253)	$4,658,660	$204,767,238	$—

                                         Invesco Select Companies Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $504,638,402 and $215,390,891, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$139,512,039
Aggregate unrealized (depreciation) of investment securities	(144,125,371)
Net unrealized appreciation (depreciation) of investment securities	$(4,613,332)
Cost of investments for tax purposes is $1,222,133,117.

NOTE 5 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

                                         Invesco Select Companies Fund

Item 2.  Controls and Procedures.

(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 28, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.